UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 18.4%
Banks — 5.5%
Bank of America Corp.
$375,000	3.625%	03/17/16	$369,952
200,000	5.750	12/01/17	211,493
375,000	5.625	07/01/20	384,518
BBVA Bancomer SA(a)
425,000	7.250	04/22/20	429,423
Capital One Bank NA
300,000	8.800	07/15/19	376,468
Citigroup, Inc.
225,000	6.375	08/12/14	249,404
600,000	5.000	09/15/14	623,848
325,000	5.375	08/09/20	334,401
Discover Bank
250,000	8.700	11/18/19	298,578
Fifth Third Bancorp
150,000	3.625	01/25/16	149,136
Fifth Third Bank(b)
300,000	0.424	05/17/13	294,912
HSBC Bank NA
275,000	4.875	08/24/20	268,339
JPMorgan Chase Capital XXV Series Y
275,000	6.800	10/01/37	276,028
Merrill Lynch & Co., Inc.
325,000	6.400	08/28/17	353,334
Morgan Stanley & Co.
275,000	5.750	08/31/12	291,207
400,000	5.950	12/28/17	421,404
150,000	6.625	04/01/18	163,293
PNC Bank NA
225,000	6.875	04/01/18	256,734
Regions Financial Corp.
325,000	5.750	06/15/15	328,250
Resona Bank Ltd.(a)(b)(c)
650,000	5.850	09/29/49	642,730
Santander Issuances SA(a)(b)
200,000	5.805	06/20/16	196,241
SunTrust Banks, Inc.(c)
225,000	3.600	04/15/16	223,702
The Bear Stearns Companies, LLC
500,000	7.250	02/01/18	583,161
The Royal Bank of Scotland Group PLC(a)
425,000	4.875	08/25/14	441,288
U.S. Bancorp
375,000	3.442	02/01/16	371,134
Wachovia Bank NA
300,000	6.600	01/15/38	335,956

			8,874,934

Chemicals — 0.3%
The Dow Chemical Co.
500,000	7.600	05/15/14	570,035

Consumer Products — 0.1%
Whirlpool Corp.
175,000	8.600	05/01/14	202,695

Diversified Manufacturing — 0.2%
Valmont Industries, Inc.
375,000	6.625	04/20/20	387,157

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Electric — 0.6%
Arizona Public Service Co.
$250,000	6.375%	10/15/11	$257,495
Edison International
325,000	3.750	09/15/17	318,786
Progress Energy, Inc.
350,000	7.000	10/30/31	403,788

			980,069

Energy — 2.5%
Anadarko Petroleum Corp.
375,000	6.375	09/15/17	412,940
BP Capital Markets PLC
225,000	3.875	03/10/15	233,742
225,000	3.200	03/11/16	224,121
275,000	4.500	10/01/20	272,830
Dolphin Energy Ltd.(a)
221,496	5.888	06/15/19	229,928
Gazprom OAO Via Gaz Capital SA
350,000	9.250	04/23/19	435,312
Nexen, Inc.
120,000	6.400	05/15/37	119,235
200,000	7.500	07/30/39	225,144
Noble Energy, Inc.
250,000	6.000	03/01/41	248,613
Pemex Project Funding Master Trust
330,000	6.625	06/15/35	330,825
Petrobras International Finance Co.
170,000	5.375	01/27/21	170,834
PTTEP Canada International Finance Ltd.(a)
240,000	5.692	04/05/21	239,826
Ras Laffan Liquefied Natural Gas Co. Ltd. III(a)
250,000	5.500	09/30/14	268,540
Transocean, Inc.
100,000	4.950	11/15/15	105,584
450,000	6.500	11/15/20	495,483

			4,012,957

Food & Beverage — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
400,000	7.200	01/15/14	454,427
Bunge Ltd. Finance Corp.
150,000	4.100	03/15/16	150,225
Kraft Foods, Inc.
275,000	6.125	08/23/18	306,784
225,000	6.500	02/09/40	238,709

			1,150,145

Food & Drug Retail — 0.3%
CVS Caremark Corp.(b)
500,000	6.302	06/01/37	489,896

Healthcare — 0.7%
Boston Scientific Corp.
525,000	4.500	01/15/15	540,670
Laboratory Corp of America Holdings
125,000	3.125	05/15/16	124,347

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Healthcare — (continued)
Life Technologies Corp.
	$275,000	6.000%	03/01/20	$299,666
	175,000	5.000	01/15/21	175,602

				1,140,285

Life Insurance — 0.9%
MetLife Capital Trust X(a)(b)(c)
	300,000	9.250	04/08/38	362,250
Prudential Financial, Inc.
	575,000	3.875	01/14/15	592,320
The Northwestern Mutual Life Insurance Co.(a)
	425,000	6.063	03/30/40	448,752

				1,403,322

Media Cable — 0.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
	425,000	3.500	03/01/16	425,073

Media Non Cable — 0.6%
NBCUniversal Media LLC(a)
	400,000	4.375	04/01/21	383,447
News America, Inc.(a)
	375,000	6.150	02/15/41	371,452
WPP Finance UK
	206,000	8.000	09/15/14	239,478

				994,377

Metals and Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.
	418,000	8.375	04/01/17	459,800
Teck Resources Ltd.
	300,000	10.750	05/15/19	381,750

				841,550

Noncaptive-Financial — 0.6%
Capital One Capital III
	125,000	7.686	08/15/36	128,437
Capital One Capital IV(b)(c)
	350,000	6.745	02/17/37	351,313
SLM Corp.
AUD	150,000	6.000	05/10/12	150,662
	$325,000	6.250	01/25/16	340,084

				970,496

Pharmaceuticals — 0.2%
Watson Pharmaceuticals, Inc.
	325,000	5.000	08/15/14	348,256

Pipelines — 1.4%
Boardwalk Pipelines LP
	550,000	5.875	11/15/16	600,606
El Paso Pipeline Partners Operating Co. LLC
	150,000	6.500	04/01/20	165,000
Energy Transfer Partners LP
	450,000	5.950	02/01/15	492,882
Enterprise Products Operating LLC
	175,000	5.000	03/01/15	187,566
Tennessee Gas Pipeline Co.
	150,000	8.000	02/01/16	180,472
	200,000	8.375	06/15/32	248,966

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Pipelines — (continued)
TransCanada Pipelines Ltd.(b)
$325,000	6.350%	05/15/67	$325,000

			2,200,492

Property/Casualty Insurance — 0.7%
QBE Insurance Group Ltd.(a)
225,000	9.750	03/14/14	260,213
Transatlantic Holdings, Inc.
225,000	8.000	11/30/39	237,609
ZFS Finance USA Trust IV(a)(b)(c)
675,000	5.875	05/09/32	672,314

			1,170,136

Real Estate Investment Trusts — 2.0%
Brandywine Operating Partnership LP(c)
325,000	4.950	04/15/18	321,736
Developers Diversified Realty Corp.
275,000	7.500	04/01/17	310,063
125,000	4.750	04/15/18	121,875
Duke Realty LP
350,000	5.950	02/15/17	378,082
HCP, Inc.
275,000	6.000	01/30/17	297,011
250,000	5.375	02/01/21	252,286
Healthcare Realty Trust, Inc.
350,000	5.750	01/15/21	356,446
Kilroy Realty LP
275,000	5.000	11/03/15	277,838
ProLogis
100,000	2.250	04/01/37	99,750
175,000	1.875	11/15/37	173,469
Simon Property Group LP
350,000	10.350	04/01/19	477,691
WEA Finance LLC(a)
125,000	7.500	06/02/14	143,078

			3,209,325

Transportation — 0.2%
Transnet Ltd.(a)
400,000	4.500	02/10/16	408,343

Wirelines Telecommunications — 0.1%
Qwest Corp.
150,000	8.375	05/01/16	178,500

TOTAL CORPORATE OBLIGATIONS			$29,958,043

Mortgage-Backed Obligations — 52.2%
Adjustable Rate Non-Agency(b) — 3.0%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$28,928	2.496%	04/25/34	$26,013
Countrywide Alternative Loan Trust Series 2005-38, Class A1
276,090	1.812	09/25/35	179,828
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
107,007	2.829	02/19/34	98,125
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
21,131	3.079	11/20/34	17,272

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
$501,441	5.018%	09/25/35	$429,043
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
1,026,414	0.460	05/25/46	643,778
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
380,737	3.081	07/25/35	343,785
Lehman XS Trust Series 2005-7N, Class 1A1A
408,060	0.520	12/25/35	287,665
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
661,448	1.162	12/25/46	253,909
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
23,307	2.553	09/25/34	20,317
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
51,930	2.588	05/25/34	47,558
Thornburg Mortgage Securities Trust Series 2006-4, Class A2B
1,452,091	0.370	07/25/36	1,438,628
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
29,690	2.687	06/25/34	28,760
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 1A
633,569	1.012	03/25/47	423,398
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
836,538	4.776	07/25/36	668,872

			4,906,951

Collateralized Mortgage Obligations — 14.5%
Agency Multi-Family — 1.8%
FHLMC Multifamily Structured Pass Through Certificates, Series K011, Class A2
$300,000	4.084%	11/25/20	$298,630
FNMA
800,000	4.506	06/01/19	831,156
200,000	3.416	10/01/20	190,666
300,000	3.375	11/01/20	284,906
997,830	3.763	12/01/20	976,030
200,000	3.632	12/01/20	193,232
GNMA
197,589	3.950	07/15/25	196,635

			2,971,255

Covered Bonds(a) — 9.2%
Bank of Montreal
1,600,000	2.625	01/25/16	1,592,376
Bank of Scotland PLC
300,000	5.250	02/21/17	308,158
Caisse Centrale Desjardins du Quebec
500,000	2.550	03/24/17	493,413
Companhia de Financement Foncier
200,000	1.625	07/23/12	200,435
1,700,000	2.125	04/22/13	1,714,299

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Covered Bonds(a) — (continued)
DnB NOR Boligkreditt
$800,000	2.100%	10/14/15	$774,272
1,300,000	2.900	03/29/16	1,292,174
ING Bank NV
700,000	2.500	01/14/16	671,502
Nordea Eiendomskreditt AS
800,000	1.875	04/07/15	798,358
Sparebank 1 Boligkreditt AS
1,400,000	1.250	10/25/13	1,385,657
Stadshypotek AB
450,000	1.450	09/30/13	448,961
Swedbank Hypotek AB
300,000 (b)	0.759	03/28/14	299,914
600,000	2.950	03/28/16	594,625
The Bank of Nova Scotia
1,800,000	1.450	07/26/13	1,804,271
The Canadian Imperial Bank of Commerce
700,000	2.000	02/04/13	712,342
300,000	2.600	07/02/15	301,664
1,000,000	2.750	01/27/16	1,001,278
The Toronto-Dominion Bank
600,000	2.200	07/29/15	592,886

			14,986,585

Interest Only(b)(d)(e) — 0.0%
FNMA REMIC Series 2004-71, Class DI
317,953	0.000	04/25/34	3,185

Planned Amortization Class — 1.2%
FNMA REMIC Series 2003-92, Class PD
1,912,206	4.500	03/25/17	1,958,353

Regular Floater(b) — 1.2%
Arkle Master Issuer PLC Series 2010-2A, Class 1A1(a)
800,000	1.714	05/17/60	800,195
FHLMC REMIC Series 2005-3038, Class XA(e)
9,830	0.000	09/15/35	9,762
Holmes Master Issuer PLC Series 2010-1A, Class A2(a)
300,000	1.703	10/15/54	300,502
Silverstone Master Issuer PLC Series 2010-1A, Class A1(a)
800,000	1.703	01/21/55	801,614

			1,912,073

Sequential Fixed Rate — 1.1%
FNMA
1,100,000	3.740	05/01/41	1,102,564
National Credit Union Administration Guaranteed Notes Series 2010-C1, Class APT
692,162	2.650	10/29/20	670,532

			1,773,096

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$23,604,547

Commercial Mortgage-Backed Securities — 4.9%
Adjustable Rate Non-Agency(b) — 0.8%
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
$1,200,000	5.739%	05/15/43	$1,308,827

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — 4.1%
CWCapital Cobalt Ltd. Series 2006-C1, Class A4
$1,052,000	5.223%	08/15/48	$1,099,282
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3
2,595,381	6.269	12/10/35	2,677,579
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class A2
2,700,000	4.740	11/13/36	2,807,323

			6,584,184

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$7,893,011

Federal Agencies — 29.8%
Adjustable Rate FHLMC(b) — 1.6%
$1,687,842	2.591%	09/01/35	$1,778,919
782,434	4.775	10/01/35	826,719

			2,605,638

Adjustable Rate FNMA(b) — 1.6%
594,934	2.202	05/01/33	614,898
854,561	2.583	05/01/35	896,333
1,059,520	2.829	09/01/35	1,121,129

			2,632,360

FHLMC — 4.1%
2,758	7.000	11/01/11	2,802
1,723	7.000	12/01/11	1,751
31,158	7.500	06/01/15	34,074
137,997	7.000	07/01/16	147,989
596,124	5.500	02/01/18	646,985
45,950	5.500	04/01/18	49,870
16,928	4.500	09/01/18	17,878
84,207	5.500	09/01/18	91,391
9,475	9.500	08/01/19	10,616
688	9.500	08/01/20	773
181,766	6.500	10/01/20	200,568
33,850	4.500	07/01/24	35,727
186,896	4.500	11/01/24	197,205
42,875	4.500	12/01/24	45,239
62,949	6.000	03/01/29	69,170
880	6.000	04/01/29	967
39,559	7.500	12/01/29	44,575
370,988	7.000	05/01/32	418,210
1,163	6.000	08/01/32	1,278
204,488	7.000	12/01/32	230,517
38,337	5.000	12/01/35	40,180
42,862	6.000	09/01/37	47,043
70,701	6.000	02/01/38	77,664
169,516	6.000	07/01/38	186,316
50,218	6.000	10/01/38	55,242
893,867	4.500	09/01/39	913,106
90,750	4.500	10/01/39	92,703
842,046	5.500	01/01/40	898,127
1,000,000	4.500	TBA-30yr(f)	1,016,016
1,000,000	5.000	TBA-30yr(f)	1,043,906

			6,617,888

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — 16.1%
$8,724	6.000%	08/01/13	$9,491
83,301	7.500	08/01/15	91,440
38,039	6.000	04/01/16	41,536
72,033	6.500	05/01/16	78,632
109,833	6.500	09/01/16	119,895
138,483	6.500	11/01/16	151,170
40,366	6.000	12/01/16	44,077
287,942	6.000	02/01/17	314,793
37,446	7.500	04/01/17	40,268
440,811	6.000	10/01/17	481,917
570,287	5.500	02/01/18	616,222
505,937	5.000	05/01/18	538,698
45,677	6.500	08/01/18	50,280
215,779	7.000	08/01/18	245,722
1,877,870	4.000	09/01/18	1,964,781
8,756	5.000	06/01/23	9,309
618,445	5.500	09/01/23	669,973
124,496	5.500	10/01/23	134,952
28,119	4.500	07/01/24	29,695
416,307	4.500	11/01/24	439,643
148,307	4.500	12/01/24	156,620
290	7.000	07/01/25	332
6,543	7.000	11/01/25	7,478
42,602	9.000	11/01/25	50,043
184,766	7.000	08/01/26	212,935
1,826	7.000	08/01/27	2,087
11,454	7.000	09/01/27	13,090
60,686	6.000	12/01/27	66,065
476	7.000	01/01/28	544
354,111	6.000	02/01/29	389,524
329,425	6.000	06/01/29	362,403
62,584	8.000	10/01/29	73,048
22,992	7.000	12/01/29	26,275
1,543	8.500	04/01/30	1,811
7,670	8.000	05/01/30	8,743
425	8.500	06/01/30	500
25,390	7.000	05/01/32	28,964
188,150	7.000	06/01/32	214,285
245,776	7.000	08/01/32	279,915
50,992	8.000	08/01/32	59,702
22,477	5.000	08/01/33	23,661
3,155	5.500	09/01/33	3,392
4,265	5.500	02/01/34	4,584
678	5.500	04/01/34	729
40,721	5.500	12/01/34	43,733
92,688	5.000	04/01/35	97,423
268,778	6.000	04/01/35	295,749
13,007	5.000	09/01/35	13,679
5,484	5.500	09/01/35	5,887
606	5.500	02/01/37	651
986	5.500	04/01/37	1,059
1,016	5.500	05/01/37	1,091
91,849	6.000	12/01/37	100,948
1,485	5.500	03/01/38	1,595

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$43,975	6.000%	05/01/38	$48,359
998	5.500	06/01/38	1,073
38,581	6.000	06/01/38	42,427
1,491	5.500	07/01/38	1,601
95,471	6.000	07/01/38	104,989
1,744	5.500	08/01/38	1,873
37,457	6.000	08/01/38	41,192
911	5.500	09/01/38	979
20,724	5.500	10/01/38	22,269
47,777	6.000	10/01/38	52,585
53,018	6.000	11/01/38	58,353
576	5.500	12/01/38	619
391,383	5.000	01/01/39	411,564
69,855	4.500	08/01/39	71,353
204,389	4.500	12/01/39	209,155
49,984	4.500	01/01/40	51,150
1,000,000	3.500	TBA-30yr(f)	941,719
2,000,000	4.000	TBA-30yr(f)	1,967,500
6,000,000	4.500	TBA-30yr(f)	6,106,406
2,000,000	5.000	TBA-30yr(f)	2,092,500
4,000,000	5.500	TBA-30yr(f)	4,278,125
1,000,000	6.000	TBA-30yr(f)	1,087,578

			26,214,408

GNMA — 6.4%
2,667	7.000	03/15/12	2,689
11,688	7.000	10/15/25	13,467
15,942	7.000	11/15/25	18,369
2,943	7.000	02/15/26	3,396
11,573	7.000	04/15/26	13,350
6,720	7.000	03/15/27	7,749
111,505	7.000	11/15/27	128,596
5,287	7.000	01/15/28	6,099
40,850	7.000	02/15/28	47,129
15,630	7.000	03/15/28	18,032
4,124	7.000	04/15/28	4,757
652	7.000	05/15/28	752
12,032	7.000	06/15/28	13,882
24,211	7.000	07/15/28	27,932
15,270	7.000	08/15/28	17,617
38,380	7.000	09/15/28	44,279
4,390	7.000	11/15/28	5,065
5,210	7.500	11/15/30	5,993
631	7.000	12/15/31	728
25,990	7.500	10/15/32	30,410
702,861	6.000	08/20/34	772,257
997,506	3.500	11/15/40	952,867
5,000,000	4.500	TBA-30yr(f)	5,155,547

Principal			Interest	Maturity
Amount			Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
	$3,000,000		5.000%	TBA-30yr(f)	$3,182,344

					10,473,306

TOTAL FEDERAL AGENCIES					$48,543,600

TOTAL MORTGAGE-BACKED OBLIGATIONS					$84,948,109

Agency Debenture — 0.6%
Tennessee Valley Authority(g)
	$900,000		5.375%	04/01/56	$957,060

Asset-Backed Securities — 2.0%
Home Equity — 0.2%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	$157,971		7.000%	09/25/37	$115,116
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	202,411		7.000	09/25/37	141,705

					256,821

Student Loans(b) — 1.8%
Brazos Higher Education Authority Series 2011-1, Class A2
	1,000,000		1.109	02/25/30	986,515
College Loan Corp. Trust Series 2006-1, Class A3
	1,000,000		0.393	10/25/25	987,160
Goal Capital Funding Trust Series 2010-1, Class A(a)
	284,151		1.012	08/25/48	278,632
Knowledgeworks Foundation Series 2010-1, Class A
	287,984		1.262	02/25/42	283,918
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
	378,191		1.083	07/27/48	378,541

					2,914,766

TOTAL ASSET-BACKED SECURITIES					$3,171,587

Foreign Debt Obligations — 6.5%
Sovereign — 6.1%
Federal Republic of Brazil
	$220,000		8.250%	01/20/34	$289,850
	200,000		7.125	01/20/37	236,000
Republic of Peru
	40,000		5.625	11/18/50	36,100
State of Qatar
	260,000		5.150	04/09/14	278,590
	330,000	(a)	5.250	01/20/20	342,210
United Kingdom Gilt
GBP	4,200,000		4.500	03/07/13	7,141,090
	1,000,000		2.750	01/22/15	1,632,771

					9,956,611

Supranational — 0.4%
North American Development Bank
	600,000		4.375	02/11/20	609,742

TOTAL FOREIGN DEBT OBLIGATIONS					$10,566,353

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 2.3%
California — 1.0%
California State Various Purpose GO Bonds Series 2009
$325,000	7.500%	04/01/34	$349,746
450,000	7.550	04/01/39	489,145
California State Various Purpose GO Bonds Series 2010
140,000	7.950	03/01/36	149,603
575,000	7.625	03/01/40	629,021

			1,617,515

Connecticut — 0.1%
Connecticut State Health & Educational Facility Authority RB Series 2007
150,000	5.000	07/01/42	151,156

Illinois — 0.2%
Illinois State GO Bonds for Build American Bonds Series 2010-5
275,000	7.350	07/01/35	280,995

Missouri — 0.5%
Missouri Higher Education Loan Authority RB Asset-Backed Notes Series 2010 A-1(b)(h)
879,298	1.162	05/25/11	881,396

New York — 0.4%
New York City Municipal Water Finance Authority Water and Sewer System RB Series 2005 A
125,000	5.000	06/15/39	120,598
Rensselaer Polytechnic Institute Taxable Bonds Series 2010
475,000	5.600	09/01/20	497,605

			618,203

North Carolina — 0.1%
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2006 A
125,000	5.000	10/01/44	124,596

Texas — 0.0%
Dallas Area Rapid Transit Sales Tax RB Senior Lien Series 2008 B2
100,000	5.250	12/01/48	98,062

TOTAL MUNICIPAL DEBT OBLIGATIONS			$3,771,923

Government Guarantee Obligations(i) — 9.3%
Achmea Hypotheekbank NV(a)
$1,300,000	3.200%	11/03/14	$1,346,249
ANZ National (International) Ltd.(a)
1,700,000	3.250	04/02/12	1,743,865
BRFkredit AS(a)
1,700,000	2.050	04/15/13	1,732,123
Commonwealth Bank of Australia(a)
700,000	2.500	12/10/12	718,200
Danske Bank A/S(a)
400,000	2.500	05/10/12	407,080
FIH Erhvervsbank A/S(a)
1,400,000	1.750	12/06/12	1,418,150
400,000	2.000	06/12/13	406,664
Landwirtschaftliche Rentenbank
1,400,000	4.125	07/15/13	1,492,365

Principal	Interest	Maturity
Amount	Rate	Date	Value
Government Guarantee Obligations(i) — (continued)
LeasePlan Corp. NV(a)
$1,000,000	3.000%	05/07/12	$1,024,737
Royal Bank of Scotland Group PLC(a)
1,900,000	1.500	12/31/49	1,917,558
Swedbank AB(a)
900,000	2.800	02/10/12	916,557
200,000	2.900	01/14/13	205,351
Swedish Housing Finance Corp.(a)
300,000	3.125	03/23/12	308,414
Westpac Banking Corp.(a)
1,200,000	1.900	12/14/12	1,223,455
Westpac Securities NZ Ltd.(a)
200,000	2.500	05/25/12	203,865

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$15,064,633

U.S. Treasury Obligations — 5.1%
United States Treasury Bonds
$2,200,000	4.250%	11/15/40	$2,103,640
United States Treasury Inflation-Protected Securities
503,360	1.125	01/15/21	511,383
934,648	2.375	01/15/25	1,049,582
873,624	2.375	01/15/27	972,859
100,563	2.125	02/15/41	106,440
United States Treasury Notes
1,275,000	2.250	03/31/16	1,276,441
1,000,000	2.625	11/15/20	933,210
United States Treasury Principal-Only STRIPS(j)
2,000,000	0.000	11/15/21	1,335,800

TOTAL U.S. TREASURY OBLIGATIONS			$8,289,355

Shares	Rate	Value
Short-term Investment(b) — 20.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
32,931,909	0.024%	$32,931,909

TOTAL INVESTMENTS — 116.6%		$189,658,972

LIABILITIES IN EXCESS OF OTHER ASSETS — (16.6)%		(26,990,530)

NET ASSETS — 100.0%		$162,668,442

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $36,958,372, which represents approximately 22.7% of net assets as of March 31, 2011.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

(c) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(f) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $26,871,641, which represents approximately 16.5% of net assets as of March 31, 2011.

(g) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h) Maturity date disclosed is the next interest reset date.

(i) Guaranteed by a foreign government under maturity.

(j) Issued with zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
UK	— United Kingdom

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Dollar
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts	Expiration	Current	Unrealized
Counterparty	to Buy/Sell	Date	Value	Gain

Bank of America NA	AUD/EUR	6/15/11	$199,956	$413
	CAD/JPY	6/15/11	199,790	6,876
	EUR/GBP	6/15/11	418,899	12,061
Barclays Bank PLC	SEK/USD	6/15/11	265,544	4,937
Citibank NA	AUD/CAD	6/15/11	226,496	5,888
	AUD/CHF	6/15/11	217,272	2,068
	NOK/EUR	6/15/11	577,898	1,590
	NOK/JPY	6/15/11	221,338	4,817
	NZD/USD	6/15/11	98,714	2,326
	USD/GBP	6/15/11	301,293	2,643
	USD/JPY	6/15/11	208,203	11,797
Credit Suisse (International) Holding AG	EUR/CHF	6/15/11	329,742	5,133
Deutsche Bank Securities, Inc.	EUR/USD	6/15/11	223,602	3,555
HSBC Bank PLC	EUR/GBP	6/15/11	222,186	6,004
	NOK/USD	6/15/11	221,527	1,527
	USD/GBP	6/15/11	77,446	598
	USD/JPY	6/15/11	326,173	2,827
JPMorgan Chase Bank NA	EUR/GBP	6/15/11	152,842	492
	EUR/USD	6/15/11	624,103	12,849
	USD/GBP	4/04/11	9,013,830	36,646
	USD/GBP	5/16/11	8,857,703	25,318
Morgan Stanley Co., Inc.	AUD/USD	6/15/11	220,347	4,128
	NZD/USD	6/15/11	691,688	5,019
Royal Bank of Canada	CAD/GBP	6/15/11	61,735	835
	EUR/CAD	6/15/11	199,543	3,082
	EUR/CHF	6/15/11	108,970	2,120
Royal Bank of Scotland	CAD/USD	6/15/11	933,478	17,110
	EUR/USD	6/15/11	199,543	6,234
	NOK/USD	6/15/11	220,066	1,066
UBS AG	CAD/CHF	6/15/11	180,360	1,425
	CHF/USD	6/15/11	727,811	2,811
	EUR/CHF	6/15/11	200,958	2,482
Westpac Banking Corp.	AUD/USD	6/15/11	783,784	28,918
	CHF/USD	6/15/11	134,759	1,759
	EUR/USD	6/15/11	444,373	5,473
	NZD/EUR	6/15/11	222,658	3,302
	NZD/USD	6/15/11	551,281	18,465

TOTAL				$254,594

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts	Expiration	Current	Unrealized
Counterparty	to Buy/Sell	Date	Value	Loss

Bank of America NA	GBP/EUR	6/15/11	$239,169	$(7,076)
	USD/JPY	6/15/11	999,290	(4,054)
Citibank NA	GBP/EUR	6/15/11	216,305	(3,051)
	GBP/USD	6/15/11	216,354	(1,867)
	USD/AUD	6/15/11	738,931	(23,131)
	USD/CHF	6/15/11	312,971	(7,971)
	USD/NZD	6/15/11	428,268	(13,370)
Credit Suisse (International) Holding AG	GBP/USD	4/04/11	151,597	(1,115)
	JPY/EUR	6/15/11	115,831	(4,461)
	USD/EUR	6/15/11	62,269	(1,134)
Deutsche Bank Securities, Inc.	EUR/NZD	6/15/11	222,186	(11,621)
	JPY/NOK	6/15/11	217,807	(5,333)
	USD/EUR	6/15/11	20,752	(892)
HSBC Bank PLC	EUR/NZD	6/15/11	157,087	(3,428)
	EUR/SEK	6/15/11	111,801	(1,131)
	GBP/CHF	6/15/11	216,354	(333)
	GBP/USD	6/15/11	150,646	(3,235)
	JPY/NOK	6/15/11	240,778	(7,575)
	JPY/USD	6/15/11	219,310	(690)
	NZD/AUD	6/15/11	133,489	(769)
	SEK/EUR	6/15/11	306,773	(3,156)
	USD/AUD	6/15/11	223,422	(5,024)
	USD/EUR	6/15/11	353,800	(7,293)
	USD/GBP	6/15/11	217,956	(1,280)
	USD/NOK	6/15/11	225,280	(5,280)
JPMorgan Chase Bank NA	CHF/EUR	6/15/11	221,435	(752)
	EUR/USD	6/15/11	435,882	(1,124)
	JPY/USD	6/15/11	115,098	(902)
	USD/EUR	4/01/11	90,235	(4,234)
	USD/EUR	5/12/11	90,175	(464)
	USD/EUR	6/15/11	410,461	(8,391)
Morgan Stanley & Co.	USD/NZD	6/15/11	145,793	(5,846)
Royal Bank of Canada	CAD/EUR	6/15/11	97,785	(1,279)
	EUR/CAD	6/15/11	111,801	(587)
	USD/CAD	6/15/11	377,234	(3,234)
Royal Bank of Scotland	EUR/USD	6/15/11	219,356	(261)
	SEK/EUR	6/15/11	143,080	(1,270)
State Street Bank and Trust Co.	JPY/USD	6/15/11	422,656	(16,344)
UBS AG	CHF/EUR	6/15/11	644,376	(15,107)
	CHF/USD	6/15/11	215,699	(4,301)
	GBP/EUR	6/15/11	434,520	(12,683)
	GBP/USD	6/15/11	314,114	(3,229)
	JPY/CAD	6/15/11	95,681	(3,184)
	JPY/USD	6/15/11	165,700	(2,300)
	USD/AUD	6/15/11	227,521	(10,583)
	USD/CHF	6/15/11	960,408	(25,852)
Westpac Banking Corp.	JPY/NZD	6/15/11	94,035	(6,198)
	USD/AUD	6/15/11	113,760	(2,975)
	USD/NZD	6/15/11	231,599	(12,615)

TOTAL				$(267,985)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Euro-Bobl	9	June 2011	$1,461,317	$(2,959)
Euro-Bund	49	June 2011	8,422,023	(38,054)
Eurodollars	(7)	March 2012	(1,735,037)	(5,732)
3 Month EURIBOR	7	June 2011	2,442,402	(4,178)
3 Month EURIBOR	6	December 2011	2,081,158	(7,693)
U.S. Treasury Bonds	(3)	June 2011	(360,562)	(272)
U.S. Ultra Long Treasury Bonds	18	June 2011	2,224,125	15,592
2 Year U.S. Treasury Notes	61	June 2011	13,305,625	10,454
5 Year U.S. Treasury Notes	102	June 2011	11,912,484	(71,054)
10 Year U.S. Treasury Notes	48	June 2011	5,713,500	(22,902)

TOTAL				$(126,798)

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$187,877,944

Gross unrealized gain	3,974,755
Gross unrealized loss	(2,193,727)

Net unrealized security gain	$1,781,028

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.8%
Automobiles & Components — 0.8%
60,613	Ford Motor Co.*	$903,740
4,000	Harley-Davidson, Inc.	169,960
10,835	Johnson Controls, Inc.	450,411
3,800	The Goodyear Tire & Rubber Co.*	56,924

		1,581,035

Banks — 2.9%
11,500	BB&T Corp.	315,675
3,050	Comerica, Inc.	111,996
15,005	Fifth Third Bancorp	208,269
4,486	First Horizon National Corp.	50,288
8,700	Hudson City Bancorp, Inc.	84,216
12,749	Huntington Bancshares, Inc.	84,653
14,300	KeyCorp	126,984
2,016	M&T Bank Corp.	178,356
9,100	Marshall & Ilsley Corp.	72,709
6,100	People’s United Financial, Inc.	76,738
8,457	PNC Financial Services Group, Inc.	532,706
20,825	Regions Financial Corp.	151,190
7,900	SunTrust Banks, Inc.	227,836
31,051	U.S. Bancorp	820,678
85,939	Wells Fargo & Co.	2,724,266
2,800	Zions Bancorporation	64,568

		5,831,128

Capital Goods — 8.6%
11,539	3M Co.	1,078,897
10,271	Caterpillar, Inc.	1,143,676
3,200	Cummins, Inc.	350,784
8,600	Danaher Corp.	446,340
6,979	Deere & Co.	676,195
3,101	Dover Corp.	203,860
5,600	Eaton Corp.	310,464
12,196	Emerson Electric Co.	712,612
2,500	Fastenal Co.	162,075
900	Flowserve Corp.	115,920
2,982	Fluor Corp.	219,654
6,106	General Dynamics Corp.	467,475
173,208	General Electric Co.	3,472,820
2,037	Goodrich Corp.	174,225
12,608	Honeywell International, Inc.	752,824
782	Huntington Ingalls Industries, Inc.*	32,453
8,200	Illinois Tool Works, Inc.	440,504
5,400	Ingersoll-Rand PLC	260,874
3,100	ITT Corp.	186,155
2,100	Jacobs Engineering Group, Inc.*	108,003
1,700	Joy Global, Inc.	167,977
1,900	L-3 Communications Holdings, Inc.	148,789
4,751	Lockheed Martin Corp.	381,980
6,100	Masco Corp.	84,912
4,692	Northrop Grumman Corp.	294,235
5,793	PACCAR, Inc.	303,264
2,000	Pall Corp.	115,220
2,648	Parker Hannifin Corp.	250,713
2,300	Precision Castparts Corp.	338,514
3,500	Quanta Services, Inc.*	78,505
5,976	Raytheon Co.	303,999
2,200	Rockwell Automation, Inc.	208,230

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
2,660	Rockwell Collins, Inc.	$172,448
1,600	Roper Industries, Inc.	138,336
1,003	Snap-On, Inc.	60,240
4,500	Textron, Inc.	123,255
11,867	The Boeing Co.	877,327
7,700	Tyco International Ltd.	344,729
14,914	United Technologies Corp.	1,262,470
933	W.W. Grainger, Inc.	128,456

		17,099,409

Commercial & Professional Services — 0.6%
1,800	Avery Dennison Corp.	75,528
2,000	Cintas Corp.	60,540
800	Dun & Bradstreet Corp.	64,192
2,050	Equifax, Inc.	79,643
3,400	Iron Mountain, Inc.	106,182
3,500	Pitney Bowes, Inc.	89,915
3,500	R.R. Donnelley & Sons Co.	66,220
5,010	Republic Services, Inc.	150,500
2,500	Robert Half International, Inc.	76,500
1,400	Stericycle, Inc.*	124,138
7,849	Waste Management, Inc.	293,082

		1,186,440

Consumer Durables & Apparel — 1.0%
4,900	Coach, Inc.	254,996
4,700	D.R. Horton, Inc.	54,755
2,600	Fortune Brands, Inc.	160,914
1,100	Harman International Industries, Inc.	51,502
2,221	Hasbro, Inc.	104,032
2,500	Leggett & Platt, Inc.	61,250
2,500	Lennar Corp. Class A	45,300
5,951	Mattel, Inc.	148,359
4,733	Newell Rubbermaid, Inc.	90,542
6,159	NIKE, Inc. Class B	466,236
1,100	Polo Ralph Lauren Corp.	136,015
5,413	Pulte Group, Inc.*	40,056
2,752	Stanley Black & Decker, Inc.	210,803
1,400	VF Corp.	137,942
1,259	Whirlpool Corp.	107,468

		2,070,170

Consumer Services — 1.7%
2,100	Apollo Group, Inc. Class A*	87,591
7,100	Carnival Corp.	272,356
2,220	Darden Restaurants, Inc.	109,069
1,100	DeVry, Inc.	60,577
5,100	H&R Block, Inc.	85,374
4,900	International Game Technology	79,527
4,763	Marriott International, Inc. Class A	169,467
17,097	McDonald’s Corp.	1,300,911
11,856	Starbucks Corp.	438,079
3,100	Starwood Hotels & Resorts Worldwide, Inc.	180,172
2,926	Wyndham Worldwide Corp.	93,076
1,200	Wynn Resorts Ltd.	152,700
7,497	Yum! Brands, Inc.	385,196

		3,414,095

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — 7.2%
16,931	American Express Co.	$765,281
4,080	Ameriprise Financial, Inc.	249,206
165,092	Bank of America Corp.	2,200,676
7,333	Capital One Financial Corp.	381,023
471,640	Citigroup, Inc.*	2,084,649
1,039	CME Group, Inc.	313,311
8,617	Discover Financial Services	207,842
3,050	E*Trade Financial Corp.*	47,672
1,656	Federated Investors, Inc. Class B	44,298
2,430	Franklin Resources, Inc.	303,945
1,200	IntercontinentalExchange, Inc.*	148,248
7,800	Invesco Ltd.	199,368
2,800	Janus Capital Group, Inc.	34,916
65,034	JPMorgan Chase & Co.	2,998,067
2,500	Legg Mason, Inc.	90,225
3,200	Leucadia National Corp.	120,128
3,300	Moody’s Corp.	111,903
24,747	Morgan Stanley	676,088
3,800	Northern Trust Corp.	192,850
4,300	NYSE Euronext	151,231
7,871	SLM Corp.*	120,426
8,067	State Street Corp.	362,531
4,200	T. Rowe Price Group, Inc.	278,964
20,215	The Bank of New York Mellon Corp.	603,822
16,342	The Charles Schwab Corp.	294,646
8,477	The Goldman Sachs Group, Inc.(a)	1,343,350
2,500	The NASDAQ OMX Group, Inc.*	64,600

		14,389,266

Energy — 13.1%
8,118	Anadarko Petroleum Corp.	665,027
6,216	Apache Corp.	813,799
7,115	Baker Hughes, Inc.	522,454
1,700	Cabot Oil & Gas Corp.	90,049
3,900	Cameron International Corp.*	222,690
10,517	Chesapeake Energy Corp.	352,530
32,673	Chevron Corp.	3,510,060
23,352	ConocoPhillips	1,864,891
3,700	Consol Energy, Inc.	198,431
6,700	Denbury Resources, Inc.*	163,480
6,972	Devon Energy Corp.	639,820
1,200	Diamond Offshore Drilling, Inc.	93,240
11,630	El Paso Corp.	209,340
4,181	EOG Resources, Inc.	495,490
2,400	EQT Corp.	119,760
80,880	Exxon Mobil Corp.	6,804,434
2,023	FMC Technologies, Inc.*	191,133
14,817	Halliburton Co.	738,479
1,700	Helmerich & Payne, Inc.	116,773
4,800	Hess Corp.	409,008
11,608	Marathon Oil Corp.	618,822
1,700	Massey Energy Co.	116,212
3,200	Murphy Oil Corp.	234,944
4,700	Nabors Industries Ltd.*	142,786
6,918	National-Oilwell Varco, Inc.	548,390
2,200	Newfield Exploration Co.*	167,222
4,200	Noble Corp.	191,604

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
2,900	Noble Energy, Inc.	$280,285
13,200	Occidental Petroleum Corp.	1,379,268
4,306	Peabody Energy Corp.	309,860
1,900	Pioneer Natural Resources Co.	193,648
2,950	QEP Resources, Inc.	119,593
2,600	Range Resources Corp.	151,996
1,800	Rowan Companies, Inc.*	79,524
22,118	Schlumberger Ltd.	2,062,725
5,700	Southwestern Energy Co.*	244,929
10,742	Spectra Energy Corp.	291,968
1,900	Sunoco, Inc.	86,621
2,200	Tesoro Corp.*	59,026
9,683	The Williams Companies, Inc.	301,916
9,013	Valero Energy Corp.	268,768

		26,070,995

Food & Staples Retailing — 2.2%
6,987	Costco Wholesale Corp.	512,287
21,964	CVS Caremark Corp.	753,804
5,800	Safeway, Inc.	136,532
3,373	SUPERVALU, Inc.	30,121
9,700	Sysco Corp.	268,690
10,132	The Kroger Co.	242,864
15,100	Walgreen Co.	606,114
31,760	Wal-Mart Stores, Inc.	1,653,108
2,500	Whole Foods Market, Inc.	164,750

		4,368,270

Food, Beverage & Tobacco — 5.7%
33,726	Altria Group, Inc.	877,888
10,233	Archer-Daniels-Midland Co.	368,490
1,750	Brown-Forman Corp. Class B	119,525
3,300	Campbell Soup Co.	109,263
5,550	Coca-Cola Enterprises, Inc.	151,515
7,200	ConAgra Foods, Inc.	171,000
2,900	Constellation Brands, Inc. Class A*	58,812
3,300	Dean Foods Co.*	33,000
3,800	Dr. Pepper Snapple Group, Inc.	141,208
10,224	General Mills, Inc.	373,687
5,368	H.J. Heinz Co.	262,066
2,400	Hormel Foods Corp.	66,816
4,000	Kellogg Co.	215,920
28,657	Kraft Foods, Inc. Class A	898,684
2,516	Lorillard, Inc.	239,045
2,300	McCormick & Co., Inc.	110,009
3,402	Mead Johnson Nutrition Co. Class A	197,078
2,700	Molson Coors Brewing Co. Class B	126,603
25,662	PepsiCo, Inc.	1,652,889
29,444	Philip Morris International, Inc.	1,932,410
5,690	Reynolds American, Inc.	202,166
10,600	Sara Lee Corp.	187,302
37,380	The Coca-Cola Co.	2,480,163
2,600	The Hershey Co.	141,310
2,034	The J.M. Smucker Co.	145,207
5,000	Tyson Foods, Inc. Class A	95,950

		11,358,006

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — 4.0%
6,589	Aetna, Inc.	$246,626
4,560	AmerisourceBergen Corp.	180,394
9,610	Baxter International, Inc.	516,730
3,623	Becton, Dickinson and Co.	288,463
24,906	Boston Scientific Corp.*	179,074
1,367	C. R. Bard, Inc.	135,757
5,732	Cardinal Health, Inc.	235,757
3,816	CareFusion Corp.*	107,611
1,200	Cerner Corp.*	133,440
4,419	CIGNA Corp.	195,673
2,600	Coventry Health Care, Inc.*	82,914
8,000	Covidien PLC	415,520
1,600	DaVita, Inc.*	136,816
2,400	DENTSPLY International, Inc.	88,776
1,800	Edwards Lifesciences Corp.*	156,600
8,474	Express Scripts, Inc.*	471,239
2,700	Humana, Inc.*	188,838
651	Intuitive Surgical, Inc.*	217,083
1,700	Laboratory Corp. of America Holdings*	156,621
4,164	McKesson Corp.	329,164
6,637	Medco Health Solutions, Inc.*	372,734
17,458	Medtronic, Inc.	686,972
1,681	Patterson Companies, Inc.	54,111
2,400	Quest Diagnostics, Inc.	138,528
5,280	St. Jude Medical, Inc.	270,653
5,600	Stryker Corp.	340,480
8,150	Tenet Healthcare Corp.*	60,718
17,770	UnitedHealth Group, Inc.	803,204
2,000	Varian Medical Systems, Inc.*	135,280
6,164	WellPoint, Inc.	430,186
3,317	Zimmer Holdings, Inc.*	200,778

		7,956,740

Household & Personal Products — 2.2%
7,100	Avon Products, Inc.	191,984
8,048	Colgate-Palmolive Co.	649,956
6,740	Kimberly-Clark Corp.	439,920
2,300	The Clorox Co.	161,161
1,900	The Estee Lauder Companies, Inc. Class A	183,084
45,495	The Procter & Gamble Co.	2,802,492

		4,428,597

Insurance — 3.8%
5,400	ACE Ltd.	349,380
7,792	Aflac, Inc.	411,262
2,141	American International Group, Inc.*	75,235
5,450	Aon Corp.	288,632
1,700	Assurant, Inc.	65,467
28,059	Berkshire Hathaway, Inc. Class B*	2,346,574
2,668	Cincinnati Financial Corp.	87,510
7,900	Genworth Financial, Inc. Class A*	106,334
5,358	Lincoln National Corp.	160,954
5,047	Loews Corp.	217,475
8,988	Marsh & McLennan Companies, Inc.	267,932
16,981	MetLife, Inc.	759,560
5,432	Principal Financial Group, Inc.	174,422
7,833	Prudential Financial, Inc.	482,356

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
8,938	The Allstate Corp.	$284,050
4,849	The Chubb Corp.	297,292
7,473	The Hartford Financial Services Group, Inc.	201,248
10,982	The Progressive Corp.	232,050
7,184	The Travelers Companies, Inc.	427,304
1,341	Torchmark Corp.	89,150
5,418	Unum Group	142,223
5,400	XL Group PLC	132,840

		7,599,250

Materials — 3.6%
3,400	Air Products & Chemicals, Inc.	306,612
1,200	Airgas, Inc.	79,704
1,900	AK Steel Holding Corp.	29,982
16,868	Alcoa, Inc.	297,720
1,651	Allegheny Technologies, Inc.	111,806
3,000	Ball Corp.	107,550
1,900	Bemis Co., Inc.	62,339
1,190	CF Industries Holdings, Inc.	162,780
2,094	Cliffs Natural Resources, Inc.	205,798
14,738	E.I. du Pont de Nemours & Co.	810,148
1,200	Eastman Chemical Co.	119,184
3,812	Ecolab, Inc.	194,488
1,200	FMC Corp.	101,916
15,236	Freeport-McMoRan Copper & Gold, Inc.	846,360
1,400	International Flavors & Fragrances, Inc.	87,220
7,359	International Paper Co.	222,095
2,798	MeadWestvaco Corp.	84,863
8,654	Monsanto Co.	625,338
7,887	Newmont Mining Corp.	430,472
5,200	Nucor Corp.	239,304
2,800	Owens-Illinois, Inc.*	84,532
2,700	PPG Industries, Inc.	257,067
4,900	Praxair, Inc.	497,840
2,616	Sealed Air Corp.	69,743
2,000	Sigma-Aldrich Corp.	127,280
18,713	The Dow Chemical Co.	706,416
1,500	The Sherwin-Williams Co.	125,985
1,500	Titanium Metals Corp.*	27,870
2,420	United States Steel Corp.	130,535
2,100	Vulcan Materials Co.	95,760

		7,248,707

Media — 3.3%
4,100	Cablevision Systems Corp. Class A	141,901
11,264	CBS Corp. Class B	282,050
45,212	Comcast Corp. Class A	1,117,641
12,992	DIRECTV Class A*	608,026
4,800	Discovery Communications, Inc. Class A*	191,520
4,271	Gannett Co., Inc.	65,047
36,786	News Corp. Class A	645,962
4,748	Omnicom Group, Inc.	232,937
1,500	Scripps Networks Interactive, Inc. Class A	75,135

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
8,071	The Interpublic Group of Companies, Inc.	$101,452
5,008	The McGraw-Hill Companies, Inc.	197,315
30,729	The Walt Disney Co.	1,324,113
83	The Washington Post Co. Class B	36,317
5,596	Time Warner Cable, Inc.	399,219
18,071	Time Warner, Inc.	645,135
9,744	Viacom, Inc. Class B	453,291

		6,517,061

Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
24,998	Abbott Laboratories	1,226,152
5,496	Agilent Technologies, Inc.*	246,111
5,100	Allergan, Inc.	362,202
15,268	Amgen, Inc.*	816,075
3,815	Biogen Idec, Inc.*	279,983
27,626	Bristol-Myers Squibb Co.	730,155
7,800	Celgene Corp.*	448,734
1,200	Cephalon, Inc.*	90,936
16,342	Eli Lilly & Co.	574,748
4,800	Forest Laboratories, Inc.*	155,040
4,425	Genzyme Corp.*	336,964
13,100	Gilead Sciences, Inc.*	555,964
2,790	Hospira, Inc.*	154,008
44,594	Johnson & Johnson	2,642,195
3,170	Life Technologies Corp.*	166,171
49,969	Merck & Co., Inc.	1,649,477
7,300	Mylan, Inc.*	165,491
1,900	PerkinElmer, Inc.	49,913
130,056	Pfizer, Inc.	2,641,437
6,568	Thermo Fisher Scientific, Inc.*	364,852
1,500	Waters Corp.*	130,350
1,800	Watson Pharmaceuticals, Inc.*	100,818

		13,887,776

Real Estate Investment Trust — 1.6%
2,080	Apartment Investment & Management Co. Class A	52,978
1,391	AvalonBay Communities, Inc.	167,031
2,327	Boston Properties, Inc.	220,716
4,900	CB Richard Ellis Group, Inc. Class A*	130,830
4,500	Equity Residential	253,845
6,100	HCP, Inc.	231,434
2,900	Health Care REIT, Inc.	152,076
11,052	Host Hotels & Resorts, Inc.	194,626
6,800	Kimco Realty Corp.	124,712
2,800	Plum Creek Timber Co., Inc.	122,108
9,700	ProLogis	155,006
2,251	Public Storage, Inc.	249,658
4,807	Simon Property Group, Inc.	515,118
2,600	Ventas, Inc.	141,180
2,722	Vornado Realty Trust	238,175
8,809	Weyerhaeuser Co.	216,701

		3,166,194

Retailing — 3.5%
1,377	Abercrombie & Fitch Co. Class A	80,830
5,738	Amazon.com, Inc.*	1,033,586

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
1,072	AutoNation, Inc.*	$37,917
379	AutoZone, Inc.*	103,679
4,124	Bed Bath & Beyond, Inc.*	199,065
5,450	Best Buy Co., Inc.	156,524
1,300	Big Lots, Inc.*	56,459
3,800	CarMax, Inc.*	121,980
3,400	Expedia, Inc.	77,044
2,100	Family Dollar Stores, Inc.	107,772
2,600	GameStop Corp. Class A*	58,552
2,540	Genuine Parts Co.	136,246
3,800	J.C. Penney Co., Inc.	136,458
4,619	Kohl’s Corp.	244,992
4,500	Limited Brands, Inc.	147,960
22,236	Lowe’s Companies, Inc.	587,698
7,034	Macy’s, Inc.	170,645
700	Netflix, Inc.*	166,131
2,724	Nordstrom, Inc.	122,253
2,400	O’Reilly Automotive, Inc.*	137,904
810	Priceline.com, Inc.*	410,216
1,700	RadioShack Corp.	25,517
1,978	Ross Stores, Inc.	140,675
700	Sears Holdings Corp.*	57,855
11,497	Staples, Inc.	223,272
11,439	Target Corp.	572,064
7,250	The Gap, Inc.	164,285
26,864	The Home Depot, Inc.	995,580
6,393	The TJX Companies, Inc.	317,924
2,100	Tiffany & Co.	129,024
2,100	Urban Outfitters, Inc.*	62,643

		6,982,750

Semiconductors & Semiconductor Equipment — 2.5%
9,100	Advanced Micro Devices, Inc.*	78,260
4,974	Altera Corp.	218,955
4,900	Analog Devices, Inc.	192,962
22,022	Applied Materials, Inc.	343,984
7,750	Broadcom Corp. Class A	305,195
880	First Solar, Inc.*	141,539
89,580	Intel Corp.	1,806,829
2,825	KLA-Tencor Corp.	133,820
3,800	Linear Technology Corp.	127,794
10,200	LSI Corp.*	69,360
3,700	MEMC Electronic Materials, Inc.*	47,952
3,100	Microchip Technology, Inc.	117,831
14,643	Micron Technology, Inc.*	167,809
3,800	National Semiconductor Corp.	54,492
1,465	Novellus Systems, Inc.*	54,395
9,550	NVIDIA Corp.*	176,293
2,800	Teradyne, Inc.*	49,868
18,928	Texas Instruments, Inc.	654,152
4,400	Xilinx, Inc.	144,320

		4,885,810

Software & Services — 8.5%
8,115	Adobe Systems, Inc.*	269,093
3,000	Akamai Technologies, Inc.*	114,000
3,800	Autodesk, Inc.*	167,618
7,900	Automatic Data Processing, Inc.	405,349

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
2,900	BMC Software, Inc.*	$144,246
6,504	CA, Inc.	157,267
3,000	Citrix Systems, Inc.*	220,380
5,035	Cognizant Technology Solutions Corp. Class A*	409,849
2,500	Computer Sciences Corp.	121,825
3,500	Compuware Corp.*	40,425
18,444	eBay, Inc.*	572,502
5,600	Electronic Arts, Inc.*	109,368
4,500	Fidelity National Information Services, Inc.	147,105
2,450	Fiserv, Inc.*	153,664
4,099	Google, Inc. Class A*	2,402,875
19,847	International Business Machines Corp.	3,236,450
4,400	Intuit, Inc.*	233,640
1,600	Mastercard, Inc. Class A	402,752
120,647	Microsoft Corp.	3,059,608
2,100	Monster Worldwide, Inc.*	33,390
5,300	Novell, Inc.*	31,429
63,463	Oracle Corp.	2,117,760
5,309	Paychex, Inc.	166,490
3,155	Red Hat, Inc.*	143,205
4,933	SAIC, Inc.*	83,466
1,900	Salesforce.com, Inc.*	253,802
12,312	Symantec Corp.*	228,265
2,800	Teradata Corp.*	141,960
10,719	The Western Union Co.	222,634
2,800	Total System Services, Inc.	50,456
2,902	VeriSign, Inc.	105,081
7,980	Visa, Inc. Class A	587,488
20,900	Yahoo!, Inc.*	347,985

		16,881,427

Technology Hardware & Equipment — 6.9%
2,900	Amphenol Corp. Class A	157,731
15,073	Apple, Inc.*	5,252,187
89,958	Cisco Systems, Inc.	1,542,780
25,125	Corning, Inc.	518,329
27,000	Dell, Inc.*	391,770
33,272	EMC Corp.*	883,371
1,300	F5 Networks, Inc.*	133,341
2,700	FLIR Systems, Inc.	93,447
2,100	Harris Corp.	104,160
35,433	Hewlett-Packard Co.	1,451,690
3,083	Jabil Circuit, Inc.	62,986
3,425	JDS Uniphase Corp.*	71,377
8,400	Juniper Networks, Inc.*	353,472
1,200	Lexmark International, Inc. Class A*	44,448
2,025	Molex, Inc.	50,868
4,860	Motorola Mobility Holdings, Inc.*	118,584
5,554	Motorola Solutions, Inc.*	248,208
6,011	NetApp, Inc.*	289,610
26,818	QUALCOMM, Inc.	1,470,431
3,900	SanDisk Corp.*	179,751
6,600	Tellabs, Inc.	34,584
3,800	Western Digital Corp.*	141,702

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
21,976	Xerox Corp.	$234,044

		13,828,871

Telecommunication Services — 3.0%
6,440	American Tower Corp. Class A*	333,721
96,006	AT&T, Inc.	2,937,784
5,027	CenturyLink, Inc.	208,872
17,008	Frontier Communications Corp.	139,806
4,000	MetroPCS Communications, Inc.*	64,960
29,463	Qwest Communications International, Inc.	201,232
49,010	Sprint Nextel Corp.*	227,406
45,843	Verizon Communications, Inc.	1,766,789
7,681	Windstream Corp.	98,854

		5,979,424

Transportation — 2.0%
2,730	C.H. Robinson Worldwide, Inc.	202,375
6,062	CSX Corp.	476,473
3,600	Expeditors International of Washington, Inc.	180,504
5,200	FedEx Corp.	486,460
5,835	Norfolk Southern Corp.	404,191
800	Ryder System, Inc.	40,480
12,118	Southwest Airlines Co.	153,050
7,920	Union Pacific Corp.	778,774
15,992	United Parcel Service, Inc. Class B	1,188,525

		3,910,832

Utilities — 3.1%
3,977	Ameren Corp.	111,634
7,691	American Electric Power Co., Inc.	270,262
7,198	CenterPoint Energy, Inc.	126,397
4,200	CMS Energy Corp.	82,488
4,600	Consolidated Edison, Inc.	233,312
3,277	Constellation Energy Group, Inc.	102,013
9,347	Dominion Resources, Inc.	417,811
2,800	DTE Energy Co.	137,088
21,293	Duke Energy Corp.	386,468
5,469	Edison International	200,111
2,975	Entergy Corp.	199,950
10,681	Exelon Corp.	440,484
6,978	FirstEnergy Corp.	258,814
1,331	Integrys Energy Group, Inc.	67,229
6,846	NextEra Energy, Inc.	377,352
700	Nicor, Inc.	37,590
4,500	NiSource, Inc.	86,310
2,790	Northeast Utilities	96,534
4,300	NRG Energy, Inc.*	92,622
1,700	Oneok, Inc.	113,696
3,600	Pepco Holdings, Inc.	67,140
6,531	PG&E Corp.	288,540
1,800	Pinnacle West Capital Corp.	77,022
8,151	PPL Corp.	206,220
4,877	Progress Energy, Inc.	225,025
8,442	Public Service Enterprise Group, Inc.	266,007
1,831	SCANA Corp.	72,086
3,913	Sempra Energy	209,345

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
13,541	Southern Co.	$516,048
3,600	TECO Energy, Inc.	67,536
11,264	The AES Corp.*	146,432
4,000	Wisconsin Energy Corp.	122,000
7,210	Xcel Energy, Inc.	172,247

		6,273,813

TOTAL COMMON STOCKS		$196,916,066

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations(b)(c) — 0.2%
United States Treasury Bills
$45,000	0.000%	04/07/11	$45,000
210,000	0.000	05/19/11	209,984

TOTAL U.S. TREASURY OBLIGATIONS			$254,984

Shares	Rate	Value
Short-term Investment(d) — 1.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
2,250,097	0.024%	$2,250,097

TOTAL INVESTMENTS — 100.1%		$199,421,147

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(139,618)

NET ASSETS — 100.0%		$199,281,529

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Represents an affiliated issuer.

(b) Issued with zero coupon. Income is recognized through the accretion of discount.

(c) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

Investment Abbreviation:
REIT —	Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-mini Index	37	June 2011	$2,443,850	$81,779

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$179,247,094

Gross unrealized gain	59,258,398
Gross unrealized loss	(39,084,345)

Net unrealized security gain	$20,174,053

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 47.2%
Adjustable Rate Non-Agency(a) — 1.3%
First Horizon Alternative Mortgage Securities Series 2005-AA7, Class 2A1
$433,699	2.368%	09/25/35	$302,702
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
402,919	3.642	08/19/36	252,890
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
380,737	3.081	07/25/35	343,784

			899,376

Collateralized Mortgage Obligations — 4.6%
Agency Multi-Family — 1.9%
FNMA
$400,000	4.506%	06/01/19	$415,578
100,000	3.416	10/01/20	95,333
200,000	3.375	11/01/20	189,937
399,132	3.763	12/01/20	390,412
100,000	3.632	12/01/20	96,616
GNMA
98,795	3.950	07/15/25	98,318

			1,286,194

Interest Only(a)(b)(c) — 0.0%
FNMA REMIC Series 2004-47, Class EI
214,683	0.000	06/25/34	2,290
FNMA REMIC Series 2004-62, Class DI
91,602	0.000	07/25/33	1,014

			3,304

Regular Floater(a) — 1.0%
National Credit Union Administration Guaranteed Notes Series 2011-R3, Class 1A
300,000	0.672	03/11/20	300,000
National Credit Union Administration Guaranteed Notes Series 2011-R4, Class 1A
400,000	0.626	04/06/20	400,000

			700,000

Sequential Fixed Rate — 1.7%
Banc of America Funding Corp. Series 2007-8, Class 2A1
565,523	7.000	10/25/37	406,252
FNMA
500,000	3.740	05/01/41	501,166
National Credit Union Administration Guaranteed Notes Series 2010-C1, Class APT
296,641	2.650	10/29/20	287,371

			1,194,789

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$3,184,287

Federal Agencies — 41.3%
Adjustable Rate FHLMC(a) — 0.9%
$421,960	2.591%	09/01/35	$444,730
195,609	4.775	10/01/35	206,679

			651,409

Adjustable Rate FNMA(a) — 1.4%
198,311	2.202	05/01/33	204,966
427,280	2.583	05/01/35	448,167

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$292,968	2.557%	12/01/35	$306,827

			959,960

FHLMC — 5.7%
3,152	10.000	03/01/21	3,502
4,628	6.500	06/01/23	5,175
842,046	5.500	01/01/40	898,127
2,000,000	4.500	TBA-30yr(d)	2,032,031
1,000,000	5.000	TBA-30yr(d)	1,043,906

			3,982,741

FNMA — 24.5%
1,347	5.000	02/01/14	1,410
66,775	5.000	03/01/18	71,044
29,359	5.000	06/01/18	31,254
751,148	4.000	09/01/18	785,912
626,587	5.500	03/01/19	678,623
200,822	6.000	09/01/19	219,549
246,541	6.000	12/01/20	269,532
11,199	8.000	09/01/21	13,012
13,274	5.000	04/01/23	14,112
56,011	5.000	06/01/23	59,547
759,960	5.500	05/01/25	824,533
75	6.000	03/01/32	82
2,636	6.000	05/01/33	2,901
22,477	5.000	08/01/33	23,661
1,897	6.000	12/01/33	2,085
1,076	6.000	12/01/34	1,180
40,397	5.000	04/01/35	42,460
2,221	6.000	04/01/35	2,427
5,160	6.000	02/01/36	5,630
16,535	6.500	03/01/36	18,538
92,344	4.500	09/01/39	94,498
90,467	4.500	10/01/39	92,577
271,371	4.500	12/01/39	277,699
1,000,000	4.500	TBA-15yr(d)	1,047,969
2,000,000	4.000	TBA-30yr(d)	1,967,500
4,000,000	4.500	TBA-30yr(d)	4,070,938
2,000,000	5.000	TBA-30yr(d)	2,092,500
1,000,000	5.500	TBA-30yr(d)	1,069,531
3,000,000	6.000	TBA-30yr(d)	3,262,734

			17,043,438

GNMA — 8.8%
900,188	3.500	11/15/40	859,904
105,698	3.500	12/15/40	100,968
995,212	3.500	01/15/41	950,675
2,000,000	4.500	TBA-30yr(d)	2,060,156
2,000,000	5.000	TBA-30yr(d)	2,121,562

			6,093,265

TOTAL FEDERAL AGENCIES			$28,730,813

TOTAL MORTGAGE-BACKED OBLIGATIONS			$32,814,476

Agency Debentures — 6.5%
FFCB
$500,000	5.400%	06/08/17	$565,020

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
FHLB
$800,000	1.750%	12/14/12	$813,283
200,000	5.625	06/11/21	230,158
FHLMC
1,000,000	1.375	02/25/14	1,000,330
1,500,000	4.500	04/02/14	1,632,947
Tennessee Valley Authority(e)
300,000	5.375	04/01/56	319,020

TOTAL AGENCY DEBENTURES			$4,560,758

Asset-Backed Securities — 2.6%
Credit Card(a) — 0.7%
Chase Issuance Trust Series 2005-A11, Class A
$500,000	0.325%	12/15/14	$498,878

Home Equity — 0.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
45,135	7.000	09/25/37	32,890
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
57,832	7.000	09/25/37	40,488

			73,378

Student Loans(a) — 1.8%
Brazos Higher Education Authority Series 2005-3, Class A14
191,421	0.418	09/25/23	189,886
Brazos Higher Education Authority Series 2011-1, Class A2
400,000	1.109	02/25/30	394,606
Knowledgeworks Foundation Series 2010-1, Class A
287,984	1.262	02/25/42	283,917
Nelnet Student Loan Trust Series 2010-3A, Class A(f)
378,191	1.083	07/27/48	378,541

			1,246,950

TOTAL ASSET-BACKED SECURITIES			$1,819,206

Government Guarantee Obligations(g) — 9.0%
Ally Financial, Inc.
$1,100,000	1.750%	10/30/12	$1,118,860
Citigroup Funding, Inc.
1,300,000	1.875	10/22/12	1,324,695
600,000	1.875	11/15/12	611,503
General Electric Capital Corp.
700,000	2.125	12/21/12	716,530
Private Export Funding Corp.
2,000,000	3.550	04/15/13	2,104,900
U.S. Central Federal Credit Union
400,000	1.900	10/19/12	407,487

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$6,283,975

U.S. Treasury Obligations — 28.1%
United States Treasury Bonds
$200,000	5.000%	05/15/37	$217,326
100,000	4.250	05/15/39	95,907
700,000	4.375	05/15/40	684,292
500,000	4.250	11/15/40	478,100

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Inflation-Protected Securities
$2,219,020	2.375%	04/15/11	$2,225,966
100,672	1.125	01/15/21	102,277
408,909	2.375	01/15/25	459,192
327,609	2.375	01/15/27	364,822
100,563	2.125	02/15/41	106,440
United States Treasury Notes
1,800,000	1.000	04/30/12	1,812,654
1,900,000	1.250	03/15/14	1,899,335
400,000	2.125	02/29/16	398,772
2,675,000	2.250	03/31/16	2,678,022
900,000	3.125	10/31/16	931,923
700,000	3.625	08/15/19	723,667
3,900,000	3.625	02/15/21	3,955,458
United States Treasury Principal-Only STRIPS(h)
1,800,000	0.000	08/15/20	1,292,004
300,000	0.000	08/15/26	152,736
1,900,000	0.000	11/15/26	953,648

TOTAL U.S. TREASURY OBLIGATIONS			$19,532,541

Shares	Rate	Value
Short-term Investment(a) — 37.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
25,758,873	0.024%	$25,758,873

TOTAL INVESTMENTS — 130.4%		$90,769,829

LIABILITIES IN EXCESS OF OTHER ASSETS — (30.4)%		(21,185,449)

NET ASSETS — 100.0%		$69,584,380

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(b) Security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $20,768,827 which represents approximately 29.8% of net assets as of March 31, 2011.

(e) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

(f) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $378,541, which represents approximately 0.5% of net assets as of March 31, 2011.

(g) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(h) Issued with zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

U.S. Treasury Bonds	(43)	June 2011	$(5,168,063)	$(8,609)
U.S. Ultra Bonds	14	June 2011	1,729,875	9,926
2 Year U.S. Treasury Notes	30	June 2011	6,543,750	4,787
5 Year U.S. Treasury Notes	50	June 2011	5,839,453	(36,369)
10 Year U.S. Treasury Notes	28	June 2011	3,332,875	(12,839)

TOTAL				$(43,104)

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$90,634,982

Gross unrealized gain	836,938
Gross unrealized loss	(702,091)

Net unrealized security gain	$134,847

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.3%
Banks — 2.1%
43,198	First Republic Bank*	$1,335,250
158,972	People’s United Financial, Inc.	1,999,868

		3,335,118

Capital Goods — 7.2%
27,447	Alliant Techsystems, Inc.	1,939,680
49,097	DigitalGlobe, Inc.*	1,376,189
49,916	Kennametal, Inc.	1,946,724
104,452	Quanta Services, Inc.*	2,342,858
36,262	Raytheon Co.	1,844,648
23,280	Roper Industries, Inc.	2,012,789

		11,462,888

Commercial & Professional Services — 4.1%
89,899	Iron Mountain, Inc.	2,807,546
42,109	Ritchie Bros Auctioneers, Inc.	1,185,368
80,623	Verisk Analytics, Inc. Class A*	2,641,210

		6,634,124

Consumer Durables & Apparel — 5.5%
152,155	Newell Rubbermaid, Inc.	2,910,725
51,851	Phillips-Van Heusen Corp.	3,371,871
20,871	Polo Ralph Lauren Corp.	2,580,699

		8,863,295

Consumer Services — 2.2%
44,479	Coinstar, Inc.*	2,042,475
31,583	Darden Restaurants, Inc.	1,551,673

		3,594,148

Diversified Financials — 10.7%
10,601	Affiliated Managers Group, Inc.*	1,159,431
26,362	Intercontinental Exchange, Inc.*	3,256,762
43,391	Invesco Ltd.	1,109,074
59,142	Lazard Ltd. Class A	2,459,124
43,498	MSCI, Inc. Class A*	1,601,596
56,783	Northern Trust Corp.	2,881,737
150,570	SLM Corp.*	2,303,721
110,710	TD Ameritrade Holding Corp.	2,310,518

		17,081,963

Energy — 9.9%
66,906	Cameron International Corp.*	3,820,333
21,896	Core Laboratories NV	2,237,114
28,793	Dril-Quip, Inc.*	2,275,511
63,114	Petrohawk Energy Corp.*	1,548,818
11,609	Pioneer Natural Resources Co.	1,183,189
46,407	Southwestern Energy Co.*	1,994,109
38,794	Whiting Petroleum Corp.*	2,849,419

		15,908,493

Health Care Equipment & Services — 8.8%
31,633	C. R. Bard, Inc.	3,141,473
87,914	CareFusion Corp.*	2,479,175
81,376	Emdeon, Inc. Class A*	1,310,967
27,905	Henry Schein, Inc.*	1,958,094
4,024	Intuitive Surgical, Inc.*	1,341,843
75,073	St. Jude Medical, Inc.	3,848,242

		14,079,794

Shares	Description	Value
Common Stocks — (continued)
Household & Personal Products — 1.8%
105,958	Avon Products, Inc.	$2,865,104

Insurance — 1.2%
57,956	Principal Financial Group, Inc.	1,860,967

Materials — 1.7%
53,023	Ecolab, Inc.	2,705,233

Media — 2.3%
59,666	Lamar Advertising Co. Class A*	2,204,062
29,162	Scripps Networks Interactive, Inc. Class A	1,460,725

		3,664,787

Real Estate — 2.5%
147,295	CB Richard Ellis Group, Inc. Class A*	3,932,777

Retailing — 7.8%
57,208	Bed Bath & Beyond, Inc.*	2,761,430
45,406	Dick’s Sporting Goods, Inc.*	1,815,332
78,954	GameStop Corp. Class A*	1,778,044
82,183	PetSmart, Inc.	3,365,394
138,960	Staples, Inc.	2,698,603

		12,418,803

Semiconductors & Semiconductor Equipment — 5.1%
41,105	Altera Corp.	1,809,442
42,469	Linear Technology Corp.	1,428,232
82,622	NVIDIA Corp.*	1,525,202
105,247	Xilinx, Inc.	3,452,102

		8,214,978

Software & Services — 13.1%
29,333	Citrix Systems, Inc.*	2,154,802
22,778	Equinix, Inc.*	2,075,076
21,510	FleetCor Technologies, Inc.*	702,517
55,447	Genpact Ltd.*	802,873
80,295	Global Payments, Inc.	3,928,031
37,748	GSI Commerce, Inc.*	1,104,884
75,354	RealD, Inc.*	2,061,685
15,706	Salesforce.com, Inc.*	2,098,008
56,092	SuccessFactors, Inc.*	2,192,636
100,459	The Western Union Co.	2,086,533
30,214	VeriFone Systems, Inc.*	1,660,259

		20,867,304

Technology Hardware & Equipment — 5.9%
57,171	Amphenol Corp. Class A	3,109,531
17,874	Dolby Laboratories, Inc. Class A*	879,580
75,977	FLIR Systems, Inc.	2,629,564
58,136	NetApp, Inc.*	2,800,992

		9,419,667

Telecommunication Services — 4.8%*
43,937	Crown Castle International Corp.	1,869,519
91,426	SBA Communications Corp. Class A	3,627,784
112,379	tw telecom, inc.	2,157,677

		7,654,980

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Transportation — 0.6%
12,898	C.H. Robinson Worldwide, Inc.	$956,129

TOTAL COMMON STOCKS		$155,520,552

Shares	Rate	Value
Short-term Investment(a) — 2.9%
JPMorgan U.S. Government Money Market Fund — Capital Shares
4,567,524	0.024%	$4,567,524

TOTAL INVESTMENTS — 100.2%		$160,088,076

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(377,002)

NET ASSETS — 100.0%		$159,711,074

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$129,703,128

Gross unrealized gain	33,441,915
Gross unrealized loss	(3,056,967)

Net unrealized security gain	$30,384,948

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.6%
Automobiles & Components — 3.2%
900,474	Ford Motor Co.*	$13,426,068
340,911	General Motors Co.*	10,578,468
413,795	Johnson Controls, Inc.	17,201,458

		41,205,994

Banks — 5.6%
349,140	PNC Financial Services Group, Inc.	21,992,329
616,410	SunTrust Banks, Inc.	17,777,264
1,200,828	U.S. Bancorp	31,737,884

		71,507,477

Capital Goods — 10.1%
126,607	Emerson Electric Co.	7,397,647
2,610,200	General Electric Co.	52,334,510
485,739	Honeywell International, Inc.	29,003,476
208,191	Illinois Tool Works, Inc.	11,184,020
402,627	The Boeing Co.	29,766,214

		129,685,867

Consumer Durables & Apparel — 0.9%
621,868	Newell Rubbermaid, Inc.	11,896,335

Consumer Services — 0.8%
191,145	Yum! Brands, Inc.	9,821,030

Diversified Financials — 13.6%
51,416	Ameriprise Financial, Inc.	3,140,489
3,036,579	Bank of America Corp.	40,477,598
115,792	Franklin Resources, Inc.	14,483,263
576,626	Invesco Ltd.	14,738,561
1,328,141	JPMorgan Chase & Co.	61,227,300
1,279,586	SLM Corp.*	19,577,666
268,026	State Street Corp.	12,045,088
307,525	The Bank of New York Mellon Corp.	9,185,772

		174,875,737

Energy — 13.4%
209,836	Cameron International Corp.*	11,981,636
319,855	ConocoPhillips	25,543,620
438,717	Devon Energy Corp.	40,261,059
245,186	Hess Corp.	20,892,299
430,462	Newfield Exploration Co.*	32,719,417
280,109	Occidental Petroleum Corp.	29,268,589
120,801	Schlumberger Ltd.	11,265,901

		171,932,521

Food & Staples Retailing — 1.6%
598,945	CVS Caremark Corp.	20,555,792

Food, Beverage & Tobacco — 6.0%
696,751	General Mills, Inc.	25,466,249
426,138	PepsiCo, Inc.	27,447,549
760,701	Unilever NV	23,855,583

		76,769,381

Health Care Equipment & Services — 3.9%
179,997	Baxter International, Inc.	9,678,439
1,654,420	Boston Scientific Corp.*	11,895,280
402,627	WellPoint, Inc.	28,099,338

		49,673,057

Household & Personal Products — 0.7%
136,364	The Procter & Gamble Co.	8,400,022

Shares	Description	Value
Common Stocks — (continued)
Insurance — 8.7%
179,711	Aflac, Inc.	$9,485,147
159,288	Everest Re Group Ltd.	14,046,016
339,735	Marsh & McLennan Companies, Inc.	10,127,500
497,494	Prudential Financial, Inc.	30,635,680
491,029	The Allstate Corp.	15,604,902
602,001	The Hartford Financial Services Group, Inc.	16,211,887
271,083	The Travelers Companies, Inc.	16,124,017

		112,235,149

Materials — 2.8%
139,555	Cliffs Natural Resources, Inc.	13,715,465
601,356	The Dow Chemical Co.	22,701,189

		36,416,654

Media — 5.6%
751,526	CBS Corp. Class B	18,818,211
1,290,758	Comcast Corp. Class A	31,907,538
852,353	DISH Network Corp. Class A*	20,763,319

		71,489,068

Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
250,043	Celgene Corp.*	14,384,974
998,398	Merck & Co., Inc.	32,957,118
550,982	Teva Pharmaceutical Industries Ltd. ADR	27,642,767

		74,984,859

Semiconductors & Semiconductor Equipment — 0.9%
344,437	Texas Instruments, Inc.	11,903,743

Software & Services — 4.6%
509,530	Adobe Systems, Inc.*	16,896,015
37,408	Google, Inc. Class A*	21,928,943
631,508	Microsoft Corp.	16,015,043
115,557	Oracle Corp.	3,856,137

		58,696,138

Technology Hardware & Equipment — 2.2%
1,056,705	EMC Corp.*	28,055,518

Telecommunication Services — 3.2%
290,597	CenturyLink, Inc.	12,074,305
6,325,774	Sprint Nextel Corp.*	29,351,592

		41,425,897

Utilities — 5.0%
530,057	American Electric Power Co., Inc.	18,626,203
274,609	Entergy Corp.	18,456,471
123,198	NextEra Energy, Inc.	6,790,674
452,941	PG&E Corp.	20,010,933

		63,884,281

TOTAL COMMON STOCKS		$1,265,414,520

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Rate	Value
Short-term Investment(a) — 2.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
26,752,083	0.024%	$26,752,083

TOTAL INVESTMENTS — 100.7%		$1,292,166,603

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(8,373,312)

NET ASSETS — 100.0%		$1,283,793,291

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,154,986,775

Gross unrealized gain	160,574,627
Gross unrealized loss	(23,394,799)

Net unrealized security gain	$137,179,828

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.8%
Automobiles & Components — 2.6%
321,400	Lear Corp.	$15,706,818
162,393	TRW Automotive Holdings Corp.*	8,944,606

		24,651,424

Banks — 4.8%
213,890	CIT Group, Inc.*	9,101,020
883,676	Fifth Third Bancorp	12,265,423
73,658	First Republic Bank*	2,276,769
113,988	M&T Bank Corp.	10,084,518
407,941	SunTrust Banks, Inc.	11,765,018

		45,492,748

Capital Goods — 7.5%
190,654	BE Aerospace, Inc.*	6,773,937
116,774	Cooper Industries PLC Class A	7,578,633
88,446	Eaton Corp.	4,903,446
224,214	GrafTech International Ltd.*	4,625,535
798,421	Masco Corp.	11,114,020
109,212	Parker Hannifin Corp.	10,340,192
309,634	Pentair, Inc.	11,701,069
153,253	Spirit Aerosystems Holdings, Inc. Class A*	3,934,004
372,036	Textron, Inc.	10,190,066

		71,160,902

Commercial & Professional Services — 0.7%
219,488	Republic Services, Inc.	6,593,420

Consumer Durables & Apparel — 3.4%
213,122	Hasbro, Inc.	9,982,634
78,604	Mohawk Industries, Inc.*	4,806,635
580,995	Newell Rubbermaid, Inc.	11,114,434
8,321	NVR, Inc.*	6,290,676

		32,194,379

Consumer Services — 1.6%
186,644	Royal Caribbean Cruises Ltd.*	7,700,931
247,707	Wyndham Worldwide Corp.	7,879,560

		15,580,491

Diversified Financials — 6.0%
401,965	Invesco Ltd.	10,274,225
509,915	Janus Capital Group, Inc.	6,358,640
126,188	Lazard Ltd. Class A	5,246,897
323,898	Legg Mason, Inc.	11,689,479
922,365	SLM Corp.*	14,112,185
346,325	The NASDAQ OMX Group, Inc.*	8,949,038

		56,630,464

Energy — 11.9%
175,855	Alpha Natural Resources, Inc.*	10,440,511
204,735	Cameron International Corp.*	11,690,369
87,926	Consol Energy, Inc.	4,715,471
372,215	Forest Oil Corp.*	14,080,894
311,466	Frontier Oil Corp.	9,132,183
66,931	Helmerich & Payne, Inc.	4,597,490
389,271	Newfield Exploration Co.*	29,588,489
144,445	Oil States International, Inc.*	10,998,042
85,073	Pioneer Natural Resources Co.	8,670,640
206,381	QEP Resources, Inc.	8,366,686

		112,280,775

Food, Beverage & Tobacco — 3.6%
376,790	ConAgra Foods, Inc.	8,948,762

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — (continued)
77,668	H.J. Heinz Co.	$3,791,752
75,773	Hansen Natural Corp.*	4,563,808
239,039	The J.M. Smucker Co.	17,064,994

		34,369,316

Health Care Equipment & Services — 4.8%
247,714	Aetna, Inc.	9,271,935
1,629,236	Boston Scientific Corp.*	11,714,207
383,564	Hologic, Inc.*	8,515,121
203,847	Kinetic Concepts, Inc.*	11,093,354
143,535	Patterson Companies, Inc.	4,620,391

		45,215,008

Household & Personal Products — 1.0%
135,799	Energizer Holdings, Inc.*	9,663,457

Insurance — 10.9%
171,992	Everest Re Group Ltd.	15,166,255
730,642	Genworth Financial, Inc. Class A*	9,834,441
243,001	Lincoln National Corp.	7,299,750
189,890	Marsh & McLennan Companies, Inc.	5,660,621
18,910	PartnerRe Ltd.	1,498,428
590,742	Principal Financial Group, Inc.	18,968,726
403,702	The Hartford Financial Services Group, Inc.	10,871,695
360,328	Unum Group	9,458,610
371,976	W.R. Berkley Corp.	11,981,347
497,842	XL Group PLC	12,246,913

		102,986,786

Materials — 4.5%
36,196	Albemarle Corp.	2,163,435
59,970	Cliffs Natural Resources, Inc.	5,893,852
126,463	Cytec Industries, Inc.	6,875,793
621,324	Huntsman Corp.	10,798,611
131,052	Owens-Illinois, Inc.*	3,956,460
205,607	Stillwater Mining Co.*	4,714,569
220,703	Temple-Inland, Inc.	5,164,450
258,376	Thompson Creek Metals Co., Inc.*	3,240,035

		42,807,205

Media — 4.2%
330,743	CBS Corp. Class B	8,281,805
609,130	DISH Network Corp. Class A*	14,838,407
223,994	Liberty Global, Inc. Class A*	9,275,591
153,764	Scripps Networks Interactive Class A	7,702,039

		40,097,842

Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
98,719	Biogen Idec, Inc.*	7,244,988
343,104	Warner Chilcott PLC Class A	7,987,461

		15,232,449

Real Estate Investment Trust — 6.9%
61,097	Alexandria Real Estate Equities, Inc.	4,763,733
60,794	AvalonBay Communities, Inc.	7,300,144
98,801	Camden Property Trust	5,613,873
137,602	Douglas Emmett, Inc.	2,580,038
23,970	Essex Property Trust, Inc.	2,972,280
521,505	Host Hotels & Resorts, Inc.	9,183,703
499,400	Kimco Realty Corp.	9,158,996

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trust — (continued)
988,927	MFA Financial, Inc.	$8,109,201
254,363	Tanger Factory Outlet Centers, Inc.	6,674,485
165,158	Ventas, Inc.	8,968,079

		65,324,532

Retailing — 1.4%
837,430	Liberty Media Corp. — Interactive Class A*	13,432,377

Semiconductors & Semiconductor Equipment — 2.0%
43,525	Maxim Integrated Products, Inc.	1,114,240
843,441	ON Semiconductor Corp.*	8,324,763
282,802	Xilinx, Inc.	9,275,905

		18,714,908

Software & Services — 2.9%
141,598	BMC Software, Inc.*	7,043,085
101,626	Check Point Software Technologies Ltd.*	5,188,007
166,141	Electronic Arts, Inc.*	3,244,734
321,520	Parametric Technology Corp.*	7,230,985
184,696	Quest Software, Inc.*	4,689,431

		27,396,242

Technology Hardware & Equipment — 1.8%
120,011	Amphenol Corp. Class A	6,527,398
914,621	Brocade Communications Systems, Inc.*	5,624,919
100,440	Polycom, Inc.*	5,207,814

		17,360,131

Telecommunication Services — 3.2%
294,836	CenturyLink, Inc.	12,250,436
720,577	Clearwire Corp. Class A*	4,028,025
3,028,414	Sprint Nextel Corp.*	14,051,841

		30,330,302

Transportation — 1.9%
901,972	JetBlue Airways Corp.*	5,655,364
141,107	Kansas City Southern*	7,683,276
84,766	Ryder System, Inc.	4,289,160

		17,627,800

Utilities — 9.6%
510,629	CMS Energy Corp.	10,028,754
97,848	DPL, Inc.	2,682,014
112,137	Edison International	4,103,093
284,138	Northeast Utilities	9,831,175
490,125	NV Energy, Inc.	7,297,961
147,279	Pinnacle West Capital Corp.	6,302,068
462,490	PPL Corp.	11,700,997
251,748	SCANA Corp.	9,911,319
171,101	Sempra Energy	9,153,903
172,141	Westar Energy, Inc.	4,547,965
638,583	Xcel Energy, Inc.	15,255,748

		90,814,997

TOTAL COMMON STOCKS		$935,957,955

Shares	Rate	Value
Short-term Investment(a) — 1.4%
JPMorgan U.S. Government Money Market Fund — Capital Shares
13,032,455	0.024%	$13,032,455

TOTAL INVESTMENTS — 100.2%		$948,990,410

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,205,979)

NET ASSETS — 100.0%		$946,784,431

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$796,090,370

Gross unrealized gain	165,110,870
Gross unrealized loss	(12,210,830)

Net unrealized security gain	$152,900,040

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Commercial Paper and Corporate Obligations — 29.4%
Amsterdam Funding Corp.
$2,000,000	0.320%		07/18/11	$1,998,080
Atlantis One Funding Corp.
1,000,000	0.300		04/25/11	999,800
2,000,000	0.280		06/09/11	1,998,927
Barclays Bank PLC
2,000,000	0.320		05/23/11	1,999,075
BPCE SA
2,000,000	0.400		04/26/11	1,999,444
Charta LLC
2,000,000	0.300		04/20/11	1,999,683
CRC Funding LLC
2,000,000	0.300		04/18/11	1,999,717
Hannover Funding Co. LLC
1,000,000	0.700		04/21/11	999,611
Kells Funding LLC
2,000,000	0.350		06/08/11	1,998,678
Matchpoint Master Trust
2,000,000	0.260		04/19/11	1,999,740
Northern Pines Funding LLC
2,000,000	0.360		07/21/11	1,997,780
NRW.Bank
1,000,000	0.300		04/07/11	999,950
2,000,000	0.350		05/09/11	1,999,261
Regency Assets Ltd.
2,000,000	0.260		04/26/11	1,999,639
Royal Park Investments SA
1,000,000	0.440		04/26/11	999,694
Standard Chartered PLC
2,000,000	0.300		04/06/11	1,999,917
Tasman Funding, Inc.
2,000,000	0.330		04/20/11	1,999,652
1,000,000	0.330		04/27/11	999,762
Ticonderoga Funding LLC
2,000,000	0.300		04/19/11	1,999,700
Windmill Funding Corp.
2,000,000	0.400		04/26/11	1,999,444

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$34,987,554

Eurodollar Certificate of Deposit — 1.7%
ING Bank NV
$2,000,000	0.350%		05/02/11	$2,000,000

Municipal Debt Obligation — 0.6%
Texas State TRANS Series 2010
$650,000	2.000%		08/31/11	$654,393

U.S. Government Agency Obligations — 19.9%
Federal Farm Credit Bank(a)
$1,000,000	0.210%		01/27/12	$999,686
200,000	0.330		11/01/12	200,000
Federal Home Loan Bank
1,000,000	0.192	(a)	05/13/11	999,942
900,000	0.200	(a)	05/25/11	899,960
500,000	0.158	(a)	07/11/11	499,915
1,000,000	0.310		10/05/11	999,980
700,000	0.300		10/21/11	700,000
1,000,000	0.213	(a)	01/26/12	999,750
1,000,000	0.174	(a)	01/30/12	999,699
1,000,000	0.181	(a)	02/03/12	999,736

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Mortgage Corp.
$5,740,000	0.353	%(a)	04/07/11	$5,740,016
300,000	0.241	(a)	08/05/11	299,979
4,000,000	0.290		09/13/11	3,994,683
1,400,000	0.178	(a)	01/11/12	1,399,455
Federal National Mortgage Association
3,000,000	0.430		07/07/11	2,996,524
1,000,000	0.278	(a)	12/28/12	999,654

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$23,728,979

U.S. Treasury Obligation — 0.1%
United States Treasury Notes
$100,000	0.750%		11/30/11	$100,295

Variable Rate Municipal Debt Obligations(a) — 2.1%
Colorado Educational & Cultural Facilities Authority VRDN RB Taxable-Nature Conservancy Series 2008 A (Bank of America N.A. SPA)
$1,000,000	0.290%		07/01/33	$1,000,000
New York City GO VRDN Taxable Fiscal Series 2008 Subseries J-13 (Lloyds TSB Bank PLC SPA)
1,500,000	0.280		08/01/19	1,500,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$2,500,000

Variable Rate Obligations(a) — 12.9%
BNP Paribas
$1,000,000	0.508%		09/09/11	$1,000,000
JPMorgan Chase & Co.
3,000,000	0.294		04/20/12	3,000,000
Lloyds TSB Bank PLC
2,000,000	0.411		11/07/11	2,000,000
National Australia Bank Ltd.
1,400,000	0.290		04/06/11	1,400,002
Rabobank Nederland
2,000,000	2.053		04/07/11	2,000,000
1,000,000	0.384		03/16/12	1,000,000
Royal Bank of Scotland Group PLC
1,000,000	0.453		08/16/11	1,000,000
Societe Generale
2,000,000	0.530		09/09/11	2,000,000
Westpac Securities New Zealand Ltd.
1,000,000	0.363		10/18/11	1,000,000
1,000,000	0.390		11/04/11	1,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$15,400,002

Yankee Certificates of Deposit — 7.1%
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA
$1,000,000	0.400%		10/18/11	$1,000,000
Lloyds TSB Bank PLC
1,000,000	0.445		07/05/11	1,000,000
Mitsubishi UFJ Financial Group, Inc.
2,000,000	0.345		04/27/11	2,000,000
Royal Bank of Scotland Group PLC
2,500,000	0.480		04/11/11	2,500,000
Sumitomo Mitsui Banking Corp.
2,000,000	0.240		04/05/11	2,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				$8,500,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$87,871,223

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(b) — 25.9%
BNP Paribas Securities Co.
$2,000,000	0.240%	04/01/11	$2,000,000
Maturity Value: $2,000,013
Collateralized by various corporate security issuers, 2.625% to 9.375%, due 05/01/12 to 09/01/20. The aggregate market value of the collateral, including accrued interest, was 2,100,001.
Deutsche Bank Securities, Inc.
2,000,000	0.470%	04/01/11	2,000,000
Maturity Value: $2,000,026
Collateralized by various corporate security issuers, 1.500% to 8.500%, due 03/31/11 to 03/15/17. The aggregate market value of the collateral, including accrued interest, was 2,200,002.
Joint Repurchase Agreement Account II
26,900,000	0.155%	04/01/11	26,900,000
Maturity Value: $26,900,116

TOTAL REPURCHASE AGREEMENTS			$30,900,000

TOTAL INVESTMENTS — 99.7%			$118,771,223

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			310,793

NET ASSETS — 100.0%			$119,082,016

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(b) Unless noted, all repurchase agreements were entered into on March 31, 2011. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or for floating rate securities, the current reset date, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
GO	— General Obligation
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.3%
Capital Goods — 2.6%
92,500	Danaher Corp.	$4,800,750
91,337	Raytheon Co.	4,646,313

		9,447,063

Consumer Durables & Apparel — 1.9%
93,207	NIKE, Inc. Class B	7,055,770

Consumer Services — 1.7%
58,279	McDonald’s Corp.	4,434,449
36,300	Yum! Brands, Inc.	1,865,094

		6,299,543

Diversified Financials — 8.3%
138,458	American Express Co.	6,258,302
24,708	CME Group, Inc.	7,450,697
14,396	IntercontinentalExchange, Inc.*	1,778,482
163,506	Morgan Stanley	4,466,984
112,800	Northern Trust Corp.	5,724,600
260,430	The Charles Schwab Corp.	4,695,553

		30,374,618

Energy — 10.5%
49,443	Devon Energy Corp.	4,537,384
138,155	Halliburton Co.	6,885,645
40,146	Occidental Petroleum Corp.	4,194,856
194,622	Schlumberger Ltd.	18,150,448
108,134	Southwestern Energy Co.*	4,646,518

		38,414,851

Food & Staples Retailing — 3.0%
150,300	Costco Wholesale Corp.	11,019,996

Food, Beverage & Tobacco — 4.4%
190,500	PepsiCo, Inc.	12,270,105
60,700	The Coca-Cola Co.	4,027,445

		16,297,550

Health Care Equipment & Services — 4.1%
95,250	Baxter International, Inc.	5,121,592
196,699	St. Jude Medical, Inc.	10,082,791

		15,204,383

Household & Personal Products — 2.8%
244,458	Avon Products, Inc.	6,610,144
58,380	The Procter & Gamble Co.	3,596,208

		10,206,352

Materials — 3.4%
77,900	Ecolab, Inc.	3,974,458
85,269	Praxair, Inc.	8,663,330

		12,637,788

Media — 1.5%
121,574	Viacom, Inc. Class B	5,655,622

Pharmaceuticals, Biotechnology & Life Sciences — 8.9%
63,019	Amgen, Inc.*	3,368,366
38,281	Biogen Idec, Inc.*	2,809,443
105,753	Gilead Sciences, Inc.*	4,488,157
109,404	Johnson & Johnson	6,482,187
96,700	Merck & Co., Inc.	3,192,067
85,991	Teva Pharmaceutical Industries Ltd. ADR	4,314,168
141,080	Thermo Fisher Scientific, Inc.*	7,836,994

		32,491,382

Shares	Description	Value
Common Stocks — (continued)
Retailing — 8.1%
105,200	Bed Bath & Beyond, Inc.*	$5,078,004
422,774	Lowe’s Companies, Inc.	11,173,917
452,914	Staples, Inc.	8,795,590
91,297	Target Corp.	4,565,763

		29,613,274

Semiconductors & Semiconductor Equipment — 2.9%
72,925	NVIDIA Corp.*	1,346,195
277,556	Xilinx, Inc.	9,103,837

		10,450,032

Software & Services — 14.1%
34,468	Equinix, Inc.*	3,140,035
22,487	Google, Inc. Class A*	13,182,104
31,965	Mastercard, Inc. Class A	8,046,230
332,847	Microsoft Corp.	8,441,000
346,400	Oracle Corp.	11,559,368
20,903	Salesforce.com, Inc.*	2,792,223
218,791	The Western Union Co.	4,544,289

		51,705,249

Technology Hardware & Equipment — 14.1%
57,588	Amphenol Corp. Class A	3,132,211
56,600	Apple, Inc.*	19,722,270
313,568	Cisco Systems, Inc.	5,377,691
136,981	NetApp, Inc.*	6,599,745
306,868	QUALCOMM, Inc.	16,825,573

		51,657,490

Telecommunication Services — 5.0%
210,121	American Tower Corp. Class A*	10,888,470
173,668	Crown Castle International Corp.*	7,389,574

		18,278,044

TOTAL COMMON STOCKS		$356,809,007

Shares	Rate	Value
Short-term Investment(a) — 3.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
11,000,834	0.024%	$11,000,834

TOTAL INVESTMENTS — 100.3%		$367,809,841

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(952,333)

NET ASSETS — 100.0%		$366,857,508

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$314,941,115

Gross unrealized gain	63,278,557
Gross unrealized loss	(10,409,831)

Net unrealized security gain	$52,868,726

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 88.0%
Australia — 0.5%
660,520	CFS Retail Property Trust (REIT)	$1,257,165

Czech Republic — 0.4%
16,402	CEZ AS (Utilities)	838,933

Denmark — 1.6%
34,305	Carlsberg A/S Class B (Food, Beverage & Tobacco)	3,688,941
2,672	Tryg A/S (Insurance)	156,894

		3,845,835

Finland — 0.4%
15,148	Outotec Oyj (Capital Goods)	910,392

France — 10.5%
8,956	Air Liquide SA (Materials)	1,191,028
15,913	Air Liquide SA — Prime De Fidelite (Materials)*	2,116,217
51,930	BNP Paribas (Banks)	3,796,327
28,508	Compagnie Generale de Geophysique — Veritas (Energy)*	1,031,545
73,696	GDF Suez SA (Utilities)	3,005,438
31,191	Remy Cointreau SA (Food, Beverage & Tobacco)	2,349,583
122,805	Safran SA (Capital Goods)	4,343,087
21,886	Societe Generale SA (Banks)	1,421,590
89,270	Total SA (Energy)	5,439,542

		24,694,357

Germany — 6.2%
67,600	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,222,975
36,170	Daimler AG (Registered) (Automobiles & Components)*	2,548,630
32,678	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	2,022,653
48,952	Kabel Deutschland Holding AG (Media)*	2,579,773
13,274	Volkswagen AG Preference Shares (Automobiles & Components)	2,145,384

		14,519,415

Hong Kong — 2.3%
348,000	BOC Hong Kong (Holdings) Ltd. (Banks)	1,134,565
339,000	Hang Lung Properties Ltd. (Real Estate)	1,486,845
494,000	Lifestyle International Holdings Ltd. (Retailing)	1,181,916
106,443	Sun Hung Kai Properties Ltd. (Real Estate)	1,685,634

		5,488,960

Indonesia — 1.2%
304,000	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	1,460,066
3,078,000	PT Perusahaan Gas Negara (Utilities)	1,376,985

		2,837,051

Israel — 0.9%
43,112	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	2,162,929

Shares	Description	Value
Common Stocks — (continued)
Italy — 7.6%
139,447	Azimut Holding SpA (Diversified Financials)	$1,556,119
286,536	Eni SpA (Energy)	7,030,853
2,952,720	Telecom Italia SpA (Telecommunication Services)	3,966,427
1,683,952	UniCredit SpA (Banks)	4,150,686
121,276	Unione di Banche Italiane ScpA (Banks)	1,034,836

		17,738,921

Japan — 19.0%
53,500	Advantest Corp. (Semiconductors & Semiconductor Equipment)	963,265
259,000	Calsonic Kansei Corp. (Automobiles & Components)	1,027,870
658,000	DIC Corp. (Materials)	1,530,415
10,900	FANUC Corp. (Capital Goods)	1,647,611
67,500	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	2,092,180
207,000	Hitachi Ltd. (Technology Hardware & Equipment)	1,077,555
48,700	Honda Motor Co. Ltd. (Automobiles & Components)	1,809,381
53,600	JSR Corp. (Materials)	1,074,948
237,600	JX Holdings, Inc. (Energy)	1,596,336
112,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	1,469,817
172,000	Kubota Corp. (Capital Goods)	1,618,528
11,500	Kyocera Corp. (Technology Hardware & Equipment)	1,165,496
116,000	Mitsubishi Electric Corp. (Capital Goods)	1,365,155
70,000	Mitsubishi Estate Co. Ltd. (Real Estate)	1,182,934
394,400	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,817,262
162,900	Mitsui & Co. Ltd. (Capital Goods)	2,916,541
2,375	Monex Group, Inc. (Diversified Financials)	554,691
58,500	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,334,945
7,400	Nidec Corp. (Capital Goods)	640,915
112,000	Nippon Shokubai Co. Ltd. (Materials)	1,401,552
36,100	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,612,404
265,100	Nissan Motor Co. Ltd. (Automobiles & Components)	2,354,890
12,640	ORIX Corp. (Diversified Financials)	1,184,790
63,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,566,326
123,000	Sekisui House Ltd. (Consumer Durables & Apparel)	1,147,857
54,800	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,395,951
21,700	Softbank Corp. (Telecommunication Services)	864,622
69,700	Sony Corp. (Consumer Durables & Apparel)	2,223,154

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
102,000	Sumitomo Metal Mining Co. Ltd. (Materials)	$1,753,468
46,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,455,087
87,000	The Iyo Bank Ltd. (Banks)	724,770
23,000	Yamaguchi Financial Group, Inc. (Banks)	213,010

		44,783,726

Luxembourg — 0.8%
993,855	Regus PLC (Commercial & Professional Services)	1,832,763

Netherlands — 3.1%
199,415	Koninklijke KPN NV (Telecommunication Services)	3,400,455
155,066	TNT NV (Transportation)	3,981,644

		7,382,099

Sweden — 1.8%
372,822	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	1,702,565
191,422	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	2,462,807

		4,165,372

Switzerland — 12.8%
49,957	Aryzta AG (Food, Beverage & Tobacco)	2,551,972
50,401	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	2,906,122
38,762	Julius Baer Group Ltd. (Diversified Financials)	1,678,142
13,616	Kuehne + Nagel International AG (Registered) (Transportation)	1,903,492
617	Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,780,240
68,137	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,689,686
9,730	Straumann Holding AG (Registered) (Health Care Equipment & Services)	2,496,723
24,559	Sulzer AG (Registered) (Capital Goods)	3,689,853
8,958	Syngenta AG (Registered) (Materials)	2,914,271
46,109	Temenos Group AG (Registered) (Software & Services)*	1,744,955
183,737	UBS AG (Registered) (Diversified Financials)*	3,305,443
68,354	Weatherford International Ltd. (Energy)*	1,507,732

		30,168,631

United Kingdom — 18.9%
204,021	Admiral Group PLC (Insurance)	5,082,610
168,654	Amlin PLC (Insurance)	1,032,841
66,274	Anglo American PLC (Materials)	3,405,500
47,485	Autonomy Corp. PLC (Software & Services)*	1,210,036
309,683	Balfour Beatty PLC (Capital Goods)	1,705,766
106,484	GlaxoSmithKline PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,029,018

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
506,662	Halfords Group PLC (Retailing)	$2,826,259
709,494	HSBC Holdings PLC (Banks)	7,328,442
196,050	Inmarsat PLC (Telecommunication Services)	1,896,931
44,014	Reckitt Benckiser Group PLC (Household & Personal Products)	2,259,259
483,007	Reed Elsevier PLC (Media)	4,180,954
63,825	Rio Tinto PLC (Materials)(a)	4,512,319
53,082	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,540,833
59,632	Smiths Group PLC (Capital Goods)	1,239,287
103,631	The Capita Group PLC (Commercial & Professional Services)	1,235,198
127,767	Tullow Oil PLC (Energy)	2,964,792

		44,450,045

TOTAL COMMON STOCKS		$207,076,594

Exchange Traded Funds — 6.9%
Australia — 5.1%
446,367	iShares MSCI Australia Index Fund	$11,882,290

Other — 1.8%
88,045	iShares MSCI Emerging Markets Index Fund	4,286,911

TOTAL EXCHANGE TRADED FUNDS		$16,169,201

Shares	Rate	Value
Short-term Investment(b) — 4.7%
JPMorgan U.S. Government Money Market Fund — Capital Shares
11,143,389	0.024%	$11,143,389

TOTAL INVESTMENTS — 99.6%		$234,389,184

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		897,029

NET ASSETS — 100.0%		$235,286,213

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

Investment Abbreviations:
ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

Hang Seng Index	21	April 2011	$3,174,210	$64,443
SPI 200 Index	64	June 2011	8,051,380	482,390

TOTAL				$546,833

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$210,753,574

Gross unrealized gain	31,440,655
Gross unrealized loss	(7,805,045)

Net unrealized security gain	$23,635,610

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Automobiles & Components — 1.0%
4,736	Amerigon, Inc.*	$72,319
13,519	Modine Manufacturing Co.*	218,197
13,146	Spartan Motors, Inc.	90,181
13,479	Standard Motor Products, Inc.	186,415
22,346	Stoneridge, Inc.*	326,698
17,077	Superior Industries International, Inc.	437,854

		1,331,664

Banks — 4.7%
3,894	1st Source Corp.	78,036
19,073	Astoria Financial Corp.	274,079
6,330	Banco Latinoamericano de Comercio Exterior SA Class E	110,522
4,778	Commerce Bancshares, Inc.	193,222
823	Cullen/Frost Bankers, Inc.	48,573
74,687	CVB Financial Corp.(a)	695,336
24,110	First Bancorp	319,699
6,132	First Bancorp, Inc.(a)	93,513
11,406	First Financial Bancorp	190,366
12,553	First Interstate Bancsystem, Inc.	170,721
4,567	FirstMerit Corp.	77,913
5,555	FNB Corp.	58,550
38,007	Fulton Financial Corp.	422,258
3,265	Glacier Bancorp, Inc.	49,138
14,075	Great Southern Bancorp, Inc.	301,909
64,629	International Bancshares Corp.	1,185,296
14,386	Investors Bancorp, Inc.*	214,208
28,832	NewAlliance Bancshares, Inc.	427,867
3,893	Northfield Bancorp, Inc.	53,723
70,828	Popular, Inc.*	206,109
1,364	Prosperity Bancshares, Inc.	58,338
11,699	Renasant Corp.	198,649
2,231	SVB Financial Group*	127,011
2,979	TCF Financial Corp.	47,247
19,977	Texas Capital Bancshares, Inc.*	519,202
50,591	Wilshire Bancorp, Inc.*	247,896

		6,369,381

Capital Goods — 8.4%
1,857	Alamo Group, Inc.	50,975
11,114	Albany International Corp. Class A	276,739
751	Alliant Techsystems, Inc.	53,073
6,857	American Woodmark Corp.	143,174
5,369	Applied Industrial Technologies, Inc.	178,573
9,365	Astec Industries, Inc.*	349,221
2,507	Astronics Corp.*	63,101
2,987	Belden, Inc.	112,162
28,797	Briggs & Stratton Corp.	652,252
9,482	Ceradyne, Inc.*	427,449
4,177	Cubic Corp.	240,177
4,265	DigitalGlobe, Inc.*	119,548
4,623	Ducommun, Inc.	110,490
8,338	Encore Wire Corp.	202,947
7,773	EnPro Industries, Inc.*	282,315
2,829	Franklin Electric Co., Inc.	130,700
3,446	Generac Holdings, Inc.*	69,919
13,667	General Cable Corp.*	591,781
11,335	Hexcel Corp.*	223,186

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
977	Hubbell, Inc. Class B	$69,396
3,119	II-VI, Inc.*	155,170
14,762	Kadant, Inc.*	386,617
3,622	LMI Aerospace, Inc.*	73,201
43,981	LSI Industries, Inc.	318,422
8,267	Lydall, Inc.*	73,494
17,917	Miller Industries, Inc.	290,972
25,011	Mueller Industries, Inc.	915,903
8,408	NACCO Industries, Inc. Class A	930,513
1,755	Polypore International, Inc.*	101,053
2,702	Quanex Building Products Corp.	53,040
647	Regal-Beloit Corp.	47,768
7,062	Sauer-Danfoss, Inc.*	359,668
1,777	Simpson Manufacturing Co., Inc.	52,350
19,312	Tecumseh Products Co. Class A*	193,506
4,987	Tennant Co.	209,653
15,036	Toro Co.(b)	995,684
6,519	Tredegar Corp.	140,680
4,980	TriMas Corp.*	107,070
7,802	United Rentals, Inc.*	259,651
12,563	Universal Forest Products, Inc.	460,434
11,061	Vicor Corp.	182,396
8,898	Watsco, Inc.	620,280
5,741	Woodward, Inc.	198,409

		11,473,112

Commercial & Professional Services — 2.9%
17,398	CDI Corp.	257,317
577	Clean Harbors, Inc.*	56,927
1,500	Copart, Inc.*	64,995
23,393	HNI Corp.	738,283
6,580	Insperity, Inc.	199,900
48,423	Kelly Services, Inc. Class A*	1,051,263
30,916	Kforce, Inc.*	565,763
25,263	Kimball International, Inc. Class B	176,841
19,607	SFN Group, Inc.*	276,263
10,824	Steelcase, Inc. Class A	123,177
6,282	United Stationers, Inc.	446,336

		3,957,065

Consumer Durables & Apparel — 3.8%
9,389	Blyth, Inc.	305,049
7,091	Columbia Sportswear Co.	421,347
2,729	CSS Industries, Inc.	51,442
1,751	Fossil, Inc.*	163,981
8,198	Harman International Industries, Inc.	383,830
18,768	iRobot Corp.*	617,280
26,070	Kenneth Cole Productions, Inc. Class A*	338,128
5,880	Mohawk Industries, Inc.*	359,562
17,085	Oxford Industries, Inc.	584,136
19,424	Perry Ellis International, Inc.*	534,548
15,005	Polaris Industries, Inc.	1,305,735
867	Under Armour, Inc. Class A*	58,999

		5,124,037

Consumer Services — 2.7%
2,512	Biglari Holdings, Inc.*	1,063,958
992	Capella Education Co.*	49,392

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Services — (continued)
34,361	Domino’s Pizza, Inc.*	$633,273
48,755	O’Charleys, Inc.*	291,067
1,110	Panera Bread Co. Class A*	140,970
22,693	Papa John’s International, Inc.*	718,687
1,389	Peet’s Coffee & Tea, Inc.*	66,797
7,245	Pre-Paid Legal Services, Inc.*(a)	478,170
9,981	Texas Roadhouse, Inc.	169,577

		3,611,891

Diversified Financials — 4.6%
92,314	Advance America, Cash Advance Centers, Inc.	489,264
27,432	BlackRock Kelso Capital Corp.	277,886
6,023	Cash America International, Inc.	277,359
43,359	Compass Diversified Holdings	639,112
677	Diamond Hill Investment Group, Inc.	54,160
13,822	Federated Investors, Inc. Class B(a)	369,738
2,826	Financial Engines, Inc.*	77,885
9,011	First Cash Financial Services, Inc.*	347,825
7,909	GAMCO Investors, Inc. Class A	366,661
17,521	Gladstone Capital Corp.	198,163
3,595	Golub Capital BDC, Inc.	56,729
29,610	Hercules Technology Growth Capital, Inc.	325,710
5,467	Intl. FCStone, Inc.*	138,971
5,897	Life Partners Holdings, Inc.(a)	47,412
37,002	NGP Capital Resources Co.	356,699
13,762	PHH Corp.*	299,599
60,795	Primus Guaranty Ltd.*	308,839
5,589	Safeguard Scientifics, Inc.*	113,736
4,200	SEI Investments Co.	100,296
4,373	Solar Capital Ltd.	104,427
38,290	TICC Capital Corp.	416,212
13,522	World Acceptance Corp.*	881,634

		6,248,317

Energy — 8.3%
1,431	Bill Barrett Corp.*	57,111
52,759	Complete Production Services, Inc.*	1,678,264
7,284	Dril-Quip, Inc.*	575,655
4,285	Exterran Holdings, Inc.*	101,683
33,920	Frontier Oil Corp.	994,534
1,403	Oasis Petroleum, Inc.*	44,363
2,682	Oil States International, Inc.*	204,207
15,162	Petroquest Energy, Inc.*	141,916
2,193	Rosetta Resources, Inc.*	104,255
12,658	RPC, Inc.(a)	320,501
3,926	SM Energy Co.	291,270
6,582	Stone Energy Corp.*	219,641
113,742	Tesoro Corp.*	3,051,698
46,923	USEC, Inc.*	206,461
78,040	W&T Offshore, Inc.	1,778,532
93,306	Western Refining, Inc.*(a)	1,581,537

		11,351,628

Food & Staples Retailing — 0.3%
8,869	PriceSmart, Inc.	324,960

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — (continued)
5,800	Susser Holdings Corp.*	$75,922

		400,882

Food, Beverage & Tobacco — 2.4%
42,484	Alliance One International, Inc.*	170,786
6,291	Boston Beer Co., Inc. Class A*	582,672
35,928	Dole Food Co., Inc.*(a)	489,699
5,928	J&J Snack Foods Corp.	279,031
21,912	Lancaster Colony Corp.	1,327,867
32,278	National Beverage Corp.	443,177

		3,293,232

Health Care Equipment & Services — 7.0%
20,886	Align Technology, Inc.*	427,745
3,494	Amerigroup Corp.*	224,490
10,455	AMN Healthcare Services, Inc.*	90,540
10,616	Assisted Living Concepts, Inc. Class A*	415,510
1,740	Coventry Health Care, Inc.*	55,489
24,807	Health Net, Inc.*	811,189
18,235	Hill-Rom Holdings, Inc.	692,565
821	IDEXX Laboratories, Inc.*	63,398
18,579	Invacare Corp.	578,178
35,753	Kindred Healthcare, Inc.*	853,782
1,685	Lincare Holdings, Inc.	49,977
6,235	Magellan Health Services, Inc.*	306,014
16,186	Masimo Corp.	535,757
9,734	Medcath Corp.*	135,789
23,880	Medical Action Industries, Inc.*	200,592
33,898	Molina Healthcare, Inc.*	1,355,920
33,485	PharMerica Corp.*	383,068
5,065	Sirona Dental Systems, Inc.*	254,060
31,532	Skilled Healthcare Group, Inc. Class A*	453,746
4,370	STERIS Corp.	150,940
5,323	SXC Health Solutions Corp.*	291,700
2,758	Teleflex, Inc.	159,909
32,822	Universal American Corp.	751,952
12,622	Vascular Solutions, Inc.*	137,706
4,564	WellCare Health Plans, Inc.*	191,460

		9,571,476

Household & Personal Products — 0.8%
58,085	Central Garden and Pet Co. Class A*	534,963
34,661	Prestige Brands Holdings, Inc.*	398,602
2,032	Spectrum Brands Holdings, Inc.*	56,408
4,199	USANA Health Sciences, Inc.*	144,907

		1,134,880

Insurance — 2.5%
4,022	Allied World Assurance Co. Holdings Ltd.	252,139
17,877	American Equity Investment Life Holding Co.	234,546
38,486	Aspen Insurance Holdings Ltd.	1,060,674
18,577	CNA Surety Corp.*	469,255
25,354	Flagstone Reinsurance Holdings SA	228,440
4,129	Global Indemnity PLC*	90,756
1,436	Kansas City Life Insurance Co.	45,923
33,139	Maiden Holdings Ltd.	248,211
21,109	Montpelier Re Holdings Ltd.	372,996

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
4,705	OneBeacon Insurance Group Ltd. Class A	$63,659
11,579	Symetra Financial Corp.	157,474
468	White Mountains Insurance Group Ltd.	170,446

		3,394,519

Materials — 5.5%
15,836	A. Schulman, Inc.	391,466
11,376	American Vanguard Corp.	98,744
9,056	Boise, Inc.	82,953
14,542	Clearwater Paper Corp.*	1,183,719
7,050	Domtar Corp.	647,049
34,028	Golden Star Resources Ltd.*	101,063
18,211	Hecla Mining Co.*	165,356
3,537	Innophos Holdings, Inc.	163,091
6,779	Kaiser Aluminum Corp.	333,866
29,287	KapStone Paper and Packaging Corp.*	502,858
1,526	Koppers Holdings, Inc.	65,160
1,723	Kraton Performance Polymers, Inc.*	65,905
15,635	Materion Corp.*	637,908
20,916	Noranda Aluminum Holding Corp.*	335,702
13,541	OM Group, Inc.*	494,788
28,891	PolyOne Corp.	410,541
48,974	Senomyx, Inc.*	295,803
20,667	Spartech Corp.*	149,836
7,970	Stepan Co.	577,825
8,647	STR Holdings, Inc.*(a)	165,849
839	The Scotts Miracle-Gro Co. Class A	48,536
15,105	Titanium Metals Corp.*	280,651
8,373	TPC Group, Inc.*	241,728
416	Walter Energy, Inc.	56,339

		7,496,736

Media — 0.7%
9,497	Ascent Media Corp. Class A*	463,929
7,679	Harte-Hanks, Inc.	91,380
59,889	Journal Communications, Inc. Class A*	359,334

		914,643

Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
40,564	Accelrys, Inc.*	324,512
89,357	Affymetrix, Inc.*	465,550
8,305	Akorn, Inc.*	47,920
25,361	Albany Molecular Research, Inc.*	108,038
1,649	Alexion Pharmaceuticals, Inc.*	162,723
905	Bio-Rad Laboratories, Inc. Class A*	108,727
7,189	Codexis, Inc.*	85,261
43,652	Cubist Pharmaceuticals, Inc.*	1,101,776
27,078	Emergent Biosolutions, Inc.*	654,204
18,219	eResearchTechnology, Inc.*	123,343
10,774	Genomic Health, Inc.*	265,040
38,437	Maxygen, Inc.	199,872
92,957	Nabi Biopharmaceuticals*	540,080
1,595	Par Pharmaceutical Cos, Inc.*	49,573
117,180	PDL BioPharma, Inc.	679,644
55,984	Progenics Pharmaceuticals, Inc.*	345,981
13,019	Questcor Pharmaceuticals, Inc.*	187,604
48,417	Sciclone Pharmaceuticals, Inc.*	195,605

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
20,701	Seattle Genetics, Inc.*	$322,315
9,376	The Medicines Co.*	152,735
47,344	Viropharma, Inc.*	942,146

		7,062,649

Real Estate — 6.7%
10,812	Agree Realty Corp. (REIT)	242,729
24,991	American Campus Communities, Inc. (REIT)	824,703
7,460	Ashford Hospitality Trust, Inc. (REIT)	82,209
8,471	Chesapeake Lodging Trust (REIT)	147,480
13,192	Equity Lifestyle Properties, Inc. (REIT)	760,519
12,279	Extra Space Storage, Inc. (REIT)	254,298
4,007	Federal Realty Investment Trust (REIT)	326,811
41,845	Franklin Street Properties Corp. (REIT)	588,759
6,406	Invesco Mortgage Capital, Inc. (REIT)	139,971
1,618	Jones Lang LaSalle, Inc.	161,379
11,817	LTC Properties, Inc. (REIT)	334,894
123,176	MPG Office Trust, Inc. (REIT)*(a)	456,983
6,345	National Health Investors, Inc. (REIT)	304,052
39,103	Nationwide Health Properties, Inc. (REIT)	1,663,051
1,604	Potlatch Corp. (REIT)	64,481
32,111	Rayonier, Inc. (REIT)	2,000,837
13,105	Realty Income Corp. (REIT)	458,020
8,079	Starwood Property Trust, Inc. (REIT)	180,162
3,365	Urstadt Biddle Properties, Inc. Class A (REIT)	64,002

		9,055,340

Retailing — 5.3%
12,137	ANN, Inc.*	353,308
30,832	Asbury Automotive Group, Inc.*	570,084
11,640	Audiovox Corp. Class A*	93,120
25,221	Brown Shoe Co., Inc.	308,201
6,876	Build-A-Bear Workshop, Inc. Class A*	41,600
7,359	Cabela’s, Inc.*	184,048
7,988	Core-Mark Holding Co., Inc.*	264,003
14,869	DSW, Inc. Class A*(a)	594,165
33,394	Fred’s, Inc. Class A	444,808
4,823	Genesco, Inc.*	193,885
25,042	Group 1 Automotive, Inc.	1,071,797
22,446	Lithia Motors, Inc. Class A	327,263
12,242	Shoe Carnival, Inc.*	343,388
20,696	Sonic Automotive, Inc. Class A	289,951
62,365	Stage Stores, Inc.	1,198,655
10,862	Ulta Salon Cosmetics & Fragrance, Inc.*	522,788
15,818	Zumiez, Inc.*	418,070

		7,219,134

Semiconductors & Semiconductor Equipment — 3.8%
18,897	Applied Micro Circuits Corp.*	196,151
7,015	DSP Group, Inc.*	54,016
9,778	Integrated Device Technology, Inc.*	72,064
5,217	Intersil Corp. Class A	64,952
249,889	Lattice Semiconductor Corp.*	1,474,345
28,760	LTX-Credence Corp.*	262,579
28,994	Micrel, Inc.	390,839

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
1,740	MKS Instruments, Inc.	$57,942
37,506	Photronics, Inc.*	336,429
53,382	PLX Technology, Inc.*	194,844
64,700	RF Micro Devices, Inc.*	414,727
113,222	Silicon Image, Inc.*	1,015,601
6,113	Standard Microsystems Corp.*	150,747
2,467	Tessera Technologies, Inc.*	45,047
1,545	Veeco Instruments, Inc.*(a)	78,548
32,155	Zoran Corp.*	334,090

		5,142,921

Software & Services — 9.9%
6,292	Advent Software, Inc.*(b)	180,392
10,532	AOL, Inc.*	205,690
23,168	Blackbaud, Inc.	631,096
17,947	Bottomline Technologies, Inc.*	451,188
86,289	Ciber, Inc.*	578,136
21,929	CommVault Systems, Inc.*	874,529
11,209	CSG Systems International, Inc.*	223,507
16,745	Kenexa Corp.*	461,995
121,557	Lionbridge Technologies, Inc.*	416,940
6,352	LivePerson, Inc.*	80,289
17,649	LogMeIn, Inc.*	744,082
79,406	Magma Design Automation, Inc.*	541,549
20,179	Manhattan Associates, Inc.*	660,257
55,638	Marchex, Inc. Class B	437,871
23,702	Mentor Graphics Corp.*	346,760
10,493	MicroStrategy, Inc. Class A*	1,411,099
2,341	NeuStar, Inc. Class A*	59,883
5,863	Opnet Technologies, Inc.	228,598
15,125	PROS Holdings, Inc.*	220,371
7,428	QAD, Inc. Class A*	80,000
13,245	Quest Software, Inc.*	336,291
99,910	RealNetworks, Inc.*	371,665
25,007	Renaissance Learning, Inc.	293,832
15,437	Saba Software, Inc.*	151,437
5,221	SolarWinds, Inc.*	122,485
1,243	Taleo Corp. Class A*	44,313
8,794	TeleTech Holdings, Inc.*	170,428
13,969	Ultimate Software Group, Inc.*	820,679
40,179	VeriFone Systems, Inc.*	2,207,836
1,205	VistaPrint NV*	62,539
3,351	Websense, Inc.*	76,972

		13,492,709

Technology Hardware & Equipment — 5.8%
1,465	Acme Packet, Inc.*	103,956
16,911	Agilysys, Inc.*	97,069
9,429	Aruba Networks, Inc.*	319,077
41,074	Brightpoint, Inc.*	445,242
3,844	DG FastChannel, Inc.*	123,854
9,838	EchoStar Corp. Class A*	372,368
22,783	Electronics for Imaging, Inc.*	335,138
3,145	EMS Technologies, Inc.*	61,815
8,031	Emulex Corp.*	85,691
56,040	Extreme Networks*	196,140
20,500	Gerber Scientific, Inc.*	191,880
18,417	Hypercom Corp.*	221,556

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
38,302	Imation Corp.*	$426,684
10,182	Infinera Corp.*	85,427
12,472	Ingram Micro, Inc. Class A*	262,286
19,606	Insight Enterprises, Inc.*	333,890
945	IPG Photonics Corp.*	54,508
32,835	Methode Electronics, Inc.	396,647
4,602	National Instruments Corp.	150,807
16,477	Plantronics, Inc.	603,388
39,900	Powerwave Technologies, Inc.*	179,949
165,434	Quantum Corp.*	416,894
21,771	Radisys Corp.*	188,537
36,456	ShoreTel, Inc.*	300,033
9,391	Super Micro Computer, Inc.*	150,632
30,589	Symmetricom, Inc.*	187,511
2,200	Synaptics, Inc.*(a)	59,444
32,503	Tellabs, Inc.	170,316
18,178	Tollgrade Communications, Inc.*	183,234
54,500	Vishay Intertechnology, Inc.*	966,830
5,085	Vishay Precision Group, Inc.*	79,682
17,799	Xyratex Ltd.*	198,993

		7,949,478

Telecommunication Services — 1.0%
17,985	Cbeyond, Inc.*	209,885
15,884	IDT Corp. Class B	428,074
51,313	USA Mobility, Inc.	743,525

		1,381,484

Transportation — 2.4%
10,860	Alaska Air Group, Inc.*	688,741
20,662	Allegiant Travel Co.	905,202
8,796	Celadon Group, Inc.*	142,847
83,110	Pacer International, Inc.*	437,159
7,676	Saia, Inc.*	125,810
20,077	SkyWest, Inc.	339,703
7,243	Universal Truckload Services, Inc.*	124,942
17,916	Werner Enterprises, Inc.	474,236

		3,238,640

Utilities — 1.9%
8,674	Atmos Energy Corp.	295,783
6,901	Energen Corp.	435,591
8,815	Integrys Energy Group, Inc.	445,246
2,612	Oneok, Inc.	174,691
19,947	PNM Resources, Inc.	297,609
9,191	Portland General Electric Co.	218,470
15,970	Southwest Gas Corp.	622,351
1,656	UIL Holdings Corp.	50,541

		2,540,282

TOTAL COMMON STOCKS		$132,756,100

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Rate	Value
Short-term Investment(c) — 2.4%
JPMorgan U.S. Government Money Market Fund — Capital Shares
3,322,139	0.024%	$3,322,139

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$136,078,239

Securities Lending Reinvestment Vehicle(c)(d) — 3.7%
Goldman Sachs Financial Square Money Market Fund — FST Shares
5,006,975	0.163%	$5,006,975

TOTAL INVESTMENTS — 103.7%		$141,085,214

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(5,059,169)

NET ASSETS — 100.0%		$136,026,045

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(d) Represents an affiliated issuer.

Investment Abbreviation:
REIT —	Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell 2000 Mini Index	34	June 2011	$2,861,780	$183,442

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$100,868,035

Gross unrealized gain	43,158,795
Gross unrealized loss	(2,941,616)

Net unrealized security gain	$40,217,179

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Automobiles & Components — 0.8%
12,207	Autoliv, Inc.	$906,126
8,855	Johnson Controls, Inc.	368,102
42,703	TRW Automotive Holdings Corp.*	2,352,081

		3,626,309

Banks — 2.5%
17,565	Hudson City Bancorp, Inc.	170,029
14,470	PNC Financial Services Group, Inc.	911,465
97,416	U.S. Bancorp	2,574,705
227,431	Wells Fargo & Co.	7,209,563

		10,865,762

Capital Goods — 7.9%
20,432	AGCO Corp.*	1,123,147
8,369	CNH Global NV*	406,315
20,163	Cummins, Inc.	2,210,268
45,288	Eaton Corp.	2,510,767
60,029	Emerson Electric Co.	3,507,494
323,175	General Electric Co.	6,479,659
51,371	Honeywell International, Inc.	3,067,362
12,623	Huntington Ingalls Industries, Inc.*	523,834
3,752	MSC Industrial Direct Co., Inc. Class A	256,899
75,735	Northrop Grumman Corp.	4,749,342
48,783	Oshkosh Corp.*	1,725,943
3,598	Parker Hannifin Corp.	340,659
10,930	Rockwell Automation, Inc.	1,034,524
2,999	Rockwell Collins, Inc.	194,425
18,852	Timken Co.	985,960
47,216	Toro Co.	3,126,644
16,757	Tyco International Ltd.	750,211
11,628	United Technologies Corp.	984,310
5,878	W.W. Grainger, Inc.	809,283

		34,787,046

Commercial & Professional Services — 0.3%
21,388	Manpower, Inc.	1,344,877

Consumer Durables & Apparel — 1.1%
12,635	Coach, Inc.	657,525
5,970	Fossil, Inc.*	559,091
43,693	Harman International Industries, Inc.	2,045,706
25,444	Mohawk Industries, Inc.*	1,555,901

		4,818,223

Consumer Services — 1.7%
11,170	Apollo Group, Inc. Class A*	465,901
65,343	Carnival Corp.	2,506,557
2,294	Chipotle Mexican Grill, Inc. Class A*	624,817
6,159	McDonald’s Corp.	468,638
92,702	Starbucks Corp.	3,425,339

		7,491,252

Diversified Financials — 5.7%
205,394	Bank of America Corp.	2,737,902
72,983	Capital One Financial Corp.	3,792,197
484,904	Citigroup, Inc.*	2,143,276
3,145	CME Group, Inc.	948,375
15,939	Franklin Resources, Inc.	1,993,650
140,891	JPMorgan Chase & Co.	6,495,075
66,678	Morgan Stanley	1,821,643
85,343	SEI Investments Co.	2,037,991

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
106,004	The Bank of New York Mellon Corp.	$3,166,339

		25,136,448

Energy — 14.4%
2,705	Cameron International Corp.*	154,455
113,998	Chevron Corp.	12,246,805
10,132	Cimarex Energy Co.	1,167,612
150,176	ConocoPhillips	11,993,055
6,096	Core Laboratories NV	622,828
54,391	Devon Energy Corp.	4,991,462
18,779	Exterran Holdings, Inc.*	445,626
209,692	Exxon Mobil Corp.	17,641,388
12,275	Halliburton Co.	611,786
13,746	Hess Corp.	1,171,297
7,132	Marathon Oil Corp.	380,207
12,087	Murphy Oil Corp.	887,428
7,368	Oil States International, Inc.*	560,999
20,905	Sunoco, Inc.	953,059
63,349	Tesoro Corp.*	1,699,654
263,196	Valero Energy Corp.	7,848,505

		63,376,166

Food & Staples Retailing — 1.4%
21,992	Costco Wholesale Corp.	1,612,453
11,245	CVS Caremark Corp.	385,928
36,298	Walgreen Co.	1,457,002
49,177	Wal-Mart Stores, Inc.	2,559,663

		6,015,046

Food, Beverage & Tobacco — 5.8%
146,336	Archer-Daniels-Midland Co.	5,269,559
10,892	Dr. Pepper Snapple Group, Inc.	404,747
7,113	H.J. Heinz Co.	347,257
18,515	Hansen Natural Corp.*	1,115,158
2,627	Kellogg Co.	141,805
140,662	Lorillard, Inc.	13,364,297
5,737	Molson Coors Brewing Co. Class B	269,008
7,997	Philip Morris International, Inc.	524,843
16,905	The Coca-Cola Co.	1,121,647
155,542	Tyson Foods, Inc. Class A	2,984,851

		25,543,172

Health Care Equipment & Services — 2.9%
1,805	Becton, Dickinson and Co.	143,714
198,599	Boston Scientific Corp.*	1,427,927
62,591	Cardinal Health, Inc.	2,574,368
72,112	CareFusion Corp.*	2,033,558
6,100	DENTSPLY International, Inc.	225,639
21,969	Humana, Inc.*	1,536,512
37,958	UnitedHealth Group, Inc.	1,715,702
3,305	Varian Medical Systems, Inc.*	223,550
39,683	WellPoint, Inc.	2,769,476
3,030	Zimmer Holdings, Inc.*	183,406

		12,833,852

Household & Personal Products — 2.3%
16,755	Colgate-Palmolive Co.	1,353,134
8,295	Herbalife Ltd.	674,881
127,327	The Procter & Gamble Co.	7,843,343

		9,871,358

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — 3.2%
11,604	Aspen Insurance Holdings Ltd.	$319,806
19,341	Berkshire Hathaway, Inc. Class B*	1,617,488
10,333	Everest Re Group Ltd.	911,164
51,292	Loews Corp.	2,210,172
62,774	MetLife, Inc.	2,807,881
10,529	The Travelers Companies, Inc.	626,265
209,546	Unum Group	5,500,583

		13,993,359

Materials — 3.3%
14,227	Ashland, Inc.	821,751
10,806	Domtar Corp.	991,775
17,993	Eastman Chemical Co.	1,787,065
11,396	Freeport-McMoRan Copper & Gold, Inc.	633,048
60,070	Huntsman Corp.	1,044,017
10,455	Monsanto Co.	755,478
56,170	Newmont Mining Corp.	3,065,759
31,350	Southern Copper Corp.	1,262,464
5,858	The Dow Chemical Co.	221,139
13,067	The Scotts Miracle-Gro Co. Class A	755,926
18,073	The Sherwin-Williams Co.	1,517,951
15,969	Titanium Metals Corp.*	296,704
10,658	Walter Energy, Inc.	1,443,413

		14,596,490

Media — 3.8%
9,487	Cablevision Systems Corp. Class A	328,345
67,865	Comcast Corp. Class A	1,677,623
118,177	Comcast Corp. Special A Shares	2,744,070
16,177	DIRECTV Class A*	757,084
180,828	DISH Network Corp. Class A*	4,404,970
64,638	News Corp. Class A	1,135,043
3,823	The Walt Disney Co.	164,733
154,726	Time Warner, Inc.	5,523,718

		16,735,586

Pharmaceuticals, Biotechnology & Life Sciences — 8.5%
1,492	Alexion Pharmaceuticals, Inc.*	147,231
115,652	Amgen, Inc.*	6,181,599
10,027	Biogen Idec, Inc.*	735,882
20,985	Celgene Corp.*	1,207,267
4,739	Cephalon, Inc.*	359,121
367,171	Eli Lilly & Co.	12,913,404
63,562	Gilead Sciences, Inc.*	2,697,571
37,699	Johnson & Johnson	2,233,666
18,246	Merck & Co., Inc.	602,300
507,160	Pfizer, Inc.	10,300,420

		37,378,461

Real Estate Investment Trust — 3.5%
8,152	AvalonBay Communities, Inc.	978,892
6,558	Plum Creek Timber Co., Inc.	285,994
12,124	Public Storage, Inc.	1,344,673
65,818	Rayonier, Inc.	4,101,120
76,715	Simon Property Group, Inc.	8,220,779
2,865	Ventas, Inc.	155,570
7,281	Weyerhaeuser Co.	179,113

		15,266,141

Shares	Description	Value
Common Stocks — (continued)
Retailing — 3.0%
14,127	Advance Auto Parts, Inc.	$927,014
28,889	Amazon.com, Inc.*	5,203,776
23,414	AutoNation, Inc.*(a)	828,153
711	AutoZone, Inc.*	194,501
3,850	Dollar Tree, Inc.*	213,752
64,132	Limited Brands, Inc.	2,108,660
2,472	Netflix, Inc.*	586,680
4,349	O’Reilly Automotive, Inc.*	249,893
8,638	PetSmart, Inc.	353,726
33,698	Ross Stores, Inc.	2,396,602
3,614	The TJX Companies, Inc.	179,724

		13,242,481

Semiconductors & Semiconductor Equipment — 2.3%
361,278	Intel Corp.	7,286,977
50,781	Marvell Technology Group Ltd.*	789,645
53,596	Texas Instruments, Inc.	1,852,278

		9,928,900

Software & Services — 9.2%
168,087	Accenture PLC Class A	9,239,742
7,509	Amdocs Ltd.*	216,635
12,086	eBay, Inc.*	375,149
8,204	Google, Inc. Class A*	4,809,267
657,549	Microsoft Corp.	16,675,443
171,223	Oracle Corp.	5,713,712
3,997	Salesforce.com, Inc.*	533,919
19,435	Symantec Corp.*	360,325
34,999	Teradata Corp.*	1,774,449
17,329	VeriSign, Inc.	627,483

		40,326,124

Technology Hardware & Equipment — 6.2%
261,280	Cisco Systems, Inc.	4,480,952
309,803	Dell, Inc.*	4,495,242
52,373	EMC Corp.*	1,390,503
90,817	Flextronics International Ltd.*	678,403
30,995	Hewlett-Packard Co.	1,269,865
135,734	Ingram Micro, Inc. Class A*	2,854,486
6,952	JDS Uniphase Corp.*	144,880
4,263	Juniper Networks, Inc.*	179,387
26,905	Motorola Solutions, Inc.*	1,202,384
90,952	NetApp, Inc.*	4,382,067
46,605	QLogic Corp.*	864,523
46,605	SanDisk Corp.*	2,148,025
69,450	Tellabs, Inc.	363,918
109,983	Vishay Intertechnology, Inc.*	1,951,098
25,257	Western Digital Corp.*	941,834

		27,347,567

Telecommunication Services — 3.0%
320,722	AT&T, Inc.(b)	9,814,093
412,684	Sprint Nextel Corp.*	1,914,854
42,263	Verizon Communications, Inc.	1,628,816

		13,357,763

Transportation — 2.0%
2,908	Expeditors International of Washington, Inc.	145,807
6,809	FedEx Corp.	636,982

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Transportation — (continued)
5,491	Norfolk Southern Corp.	$380,362
1,388	Union Pacific Corp.	136,482
101,970	United Parcel Service, Inc. Class B	7,578,410

		8,878,043

Utilities — 2.8%
8,905	Dominion Resources, Inc.	398,054
264,508	Duke Energy Corp.	4,800,820
2,156	Entergy Corp.	144,905
39,177	Exelon Corp.	1,615,659
41,280	Integrys Energy Group, Inc.	2,085,053
18,810	NiSource, Inc.	360,776
46,793	Sempra Energy	2,503,425
3,500	Southern Co.	133,385

		12,042,077

TOTAL COMMON STOCKS		$428,802,503

Shares	Rate	Value
Short-term Investment(c) — 2.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
9,743,780	0.024%	$9,743,780

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$438,546,283

Securities Lending Reinvestment Vehicle(c)(d) — 0.2%
Goldman Sachs Financial Square Money Market Fund — FST Shares
803,000	0.163%	$803,000

TOTAL INVESTMENTS — 100.0%		$439,349,283

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(178,576)

NET ASSETS — 100.0%		$439,170,707

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(d) Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-mini Index	127	June 2011	$8,388,350	$290,290

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$352,564,457

Gross unrealized gain	94,676,255
Gross unrealized loss	(7,891,429)

Net unrealized security gain	$86,784,826

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds (except VIT Money Market Fund) is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     It is the Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the trustees, GSAM evaluates the difference between the Fund’s NAV based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of March 31, 2011. While assets for the VIT Money Market Fund are reported at amortized cost, the levels for the Fund are based on valuation characteristics of the investments market value:

VIT CORE FIXED INCOME
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$29,958,043	—
Mortgage-Backed Obligations	—	84,948,109	—
U.S Treasury Obligations and/or Other U.S. Government Agencies	9,246,415	—	—
Asset-Backed Securities	—	3,171,587	—
Foreign Debt Obligations	—	10,566,353	—
Municipal Debt Obligations	—	3,771,923	—
Government Guarantee Obligations	—	15,064,633	—
Short-term Investment	32,931,909	—	—

Total	$42,178,324	$147,480,648	$—

Derivative Type

Assets
Futures Contracts	$26,046	$—	$—
Forward Foreign Currency Exchange Contracts	—	254,594	—

Total	$26,046	$254,594	$—

Liabilities
Futures Contracts	$(152,844)	$—	$—
Forward Foreign Currency Exchange Contracts	—	(267,985)	—

Total	$(152,844)	$(267,985)	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VIT EQUITY INDEX Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$196,916,066	$—	$—
U.S Treasury Obligations and/or Other U.S. Government Agencies	254,984	—	—
Short-term Investment	2,250,097	—	—

Total	$199,421,147	$—	$—

Derivative Type

Assets
Futures Contracts	$81,779	$—	$—

VIT GOVERNMENT INCOME Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S Treasury Obligations and/or Other U.S. Government Agencies	$19,851,561	$4,241,738	$—
Government Guarantee Obligations	—	6,283,975	—
Mortgage-Backed Obligations	—	32,814,476	—
Asset-Backed Securities	—	1,819,206	—
Short-term Investment	25,758,873	—	—

Total	$45,610,434	$45,159,395	$—

Derivative Type

Assets
Futures Contracts	$14,713	$—	$—

Liabilities
Futures Contracts	$(57,817)	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VIT GROWTH OPPORTUNITIES Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$155,520,552	$—	$—
Short-term Investment	4,567,524	—	—

Total	$160,088,076	$—	$—

VIT LARGE CAP VALUE Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,265,414,520	$—	$—
Short-term Investment	26,752,083	—	—

Total	$1,292,166,603	$—	$—

VIT MID CAP VALUE Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$935,957,955	$—	$—
Short-term Investment	13,032,455	—	—

Total	$948,990,410	$—	$—

VIT MONEY MARKET Investment Type	Level 1	Level 2	Level 3

Assets
Corporate Obligations (including repurchase agreements)	$—	$91,787,556	$—
Municipal Debt Obligations	—	3,154,393	—
U.S Treasury Obligations and/or Other U.S. Government Agencies	100,295	23,728,979	—

Total	$100,295	$118,670,928	$—

VIT STRATEGIC GROWTH Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$356,809,007	$—	$—
Short-term Investment	11,000,834	—	—

Total	$367,809,841	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VIT STRATEGIC INTERNATIONAL EQUITY Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$2,162,929	$204,913,665	(a)	$—
Exchange Traded Funds	16,169,201
Short-term Investment	11,143,389	—		—

Total	$29,475,519	$204,913,665		$—

Derivative Type

Assets
Futures Contracts	$546,833	$—		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

VIT STRUCTURED SMALL CAP EQUITY Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$132,756,100	$—	$—
Short-term Investment	3,322,139	—	—
Securities Lending Reinvestment Vehicle	5,006,975	—	—

Total	$141,085,214	$—	$—

Derivative Type

Assets
Futures Contracts	$183,442	$—	$—

VIT STRUCTURED U.S. EQUITY Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$428,802,503	$—	$—
Short-term Investment	9,743,780	—	—
Securities Lending Reinvestment Vehicle	803,000	—	—

Total	$439,349,283	$—	$—

Derivative Type

Assets
Futures Contracts	$290,290	$—	$—

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
net realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.
Forward Foreign Currency Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     As of March 31, 2011, the Funds held certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of the Funds’ derivative contracts for trading activities as of March 31, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities

VIT Core Fixed Income	Currency	$254,594	$(267,985)
	Interest rate	26,046	(152,844)

Total		$280,640	$(420,829)

VIT Equity Index	Equity	$81,779	$—

VIT Government Income	Interest rate	14,713	(57,817)

VIT Strategic International Equity	Equity	546,833	—

VIT Structured Small Cap Equity	Equity	183,442	—

VIT Structured U.S. Equity	Equity	290,290	—

Mortgage-Backed and Asset-Backed Securities — The Core Fixed Income, Government Income and Growth Opportunities Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security through maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Mortgage Dollar Rolls — The Core Fixed Income and Government Income Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The VIT Money Market Fund may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Under these agreements, the Fund is permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund’s credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2011, the Money Market Fund had an undivided interest in the Joint Repurchase Agreement Account II, with a maturity date of April 1, 2011, which equaled $26,900,000 in principal amount, $26,900,116 in maturity value and $27,470,677 in collateral value allocation.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
REPURCHASE AGREEMENTS— At March 31, 2011, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

	Interest
Counterparty	Rate	Fund

BNP Paribas Securities Co.	0.100%		$3,012,234

BNP Paribas Securities Co.	0.140		564,794

BNP Paribas Securities Co.	0.180		1,882,646

Citibank N.A.	0.190		470,662

Citigroup Global Markets, Inc.	0.190		2,353,308

Credit Agricole Securities	0.130		3,294,631

Deutsche Bank Securities, Inc.	0.200		376,529

JPMorgan Securities	0.190		442,422

Merrill Lynch & Co., Inc.	0.150		477,063

RBS Securities, Inc.	0.100		1,882,646

RBS Securities, Inc.	0.200		1,411,985

UBS Securities LLC	0.100		941,323

UBS Securities LLC	0.200		941,323

Wells Fargo Securities LLC	0.170		8,848,436

TOTAL

At March 31, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	2.625 to 7.350%	04/21/11 to 09/22/38

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	04/04/11 to 09/14/35

Federal Home Loan Mortgage Corp.	0.000 to 7.690	05/31/11 to 03/01/41

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/13 to 01/15/28

Federal Home Loan Mortgage Corp. Principal-Only Stripped Security	0.000	11/15/13

Federal National Mortgage Association	0.000 to 10.350	04/25/11 to 04/01/41

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/12 to 05/15/29

Federal National Mortgage Association Principal-Only Stripped Security	0.000	03/23/28

Government National Mortgage Association	3.500 to 5.500	09/15/24 to 03/20/41

SLM Corp.	0.000	10/03/22

U.S. Treasury Bills	0.000	04/07/11 to 12/15/11

U.S. Treasury Bonds	3.875 to 11.250	02/15/15 to 11/15/40

U.S. Treasury Inflation Indexed Bonds	0.625 to 2.125	04/15/13 to 02/15/41

U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/11 to 11/15/26

U.S. Treasury Notes	0.375 to 5.125	04/30/11 to 02/15/21

U.S. Treasury Principal-Only Stripped Securities	0.000	08/15/11 to 09/30/13

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end investment company, is subject to Rule 2a-7 under the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Treasury Inflation-Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended delivery basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Funds’ Shareholder Concentration Risk — Certain participating insurance companies, accounts, or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities, which may increase the Funds’ brokerage costs.
Interest Rate Risk — In a declining interest rate environment, low yields on the Money Market Fund’s holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as distribution and service, transfer agency and management fees) which can fluctuate daily.
Liquidity Risks — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 27, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date May 27, 2011

* Print the name and title of each signing officer under his or her signature.